--------------------------------------------------------------------------------

                       DIMENSIONAL INVESTMENT GROUP INC.
                   AAM/DFA U.S. HIGH BOOK TO MARKET PORTFOLIO
                           AAM/DFA TWO-YEAR CORPORATE
                             FIXED INCOME PORTFOLIO
                     AAM/DFA TWO-YEAR GOVERNMENT PORTFOLIO

                      DFA INVESTMENT DIMENSIONS GROUP INC.
              AAM/DFA INTERNATIONAL HIGH BOOK TO MARKET PORTFOLIO

                               SEMI-ANNUAL REPORT

                         SIX MONTHS ENDED MAY 31, 2001
                                  (UNAUDITED)

                     -------------------------------------

                       DIMENSIONAL INVESTMENT GROUP INC.

                               SEMI-ANNUAL REPORT

                                  (UNAUDITED)

                               TABLE OF CONTENTS

                                                               PAGE
                                                              -------
DIMENSIONAL INVESTMENT GROUP INC.
    Statement of Assets and Liabilities.....................        1
    Statements of Net Assets................................      2-3
    Statements of Operations................................        4
    Statements of Changes in Net Assets.....................      5-6
    Financial Highlights....................................      7-9
    Notes to Financial Statements...........................    10-12

DFA INVESTMENT DIMENSIONS GROUP INC.
    Statement of Assets and Liabilities.....................       13
    Statement of Operations.................................       14
    Statements of Changes in Net Assets.....................       15
    Financial Highlights....................................       16
    Notes to Financial Statements...........................    17-18

THE DFA INVESTMENT TRUST COMPANY
    Schedules of Investments................................    19-27
    Statements of Assets and Liabilities....................       28
    Statements of Operations................................       29
    Statements of Changes in Net Assets.....................       30
    Financial Highlights....................................    31-32
    Notes to Financial Statements...........................    33-35

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                       DIMENSIONAL INVESTMENT GROUP INC.

                   AAM/DFA U.S. HIGH BOOK TO MARKET PORTFOLIO

                      STATEMENT OF ASSETS AND LIABILITIES

                                  MAY 31, 2001
                  (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)
                                  (UNAUDITED)

ASSETS:
Investment in The U.S. Large Cap Value Series of the DFA
  Investment Trust Company (7,632,387 Shares, Cost
  $106,371)++ at Value......................................  $   121,660
Receivable for Investment Securities Sold...................          114
Prepaid Expenses and Other Assets...........................            5
                                                              -----------
    Total Assets............................................      121,779
                                                              -----------

LIABILITIES:
Payable for Fund Shares Redeemed............................          114
Accrued Expenses and Other Liabilities......................           33
                                                              -----------
    Total Liabilities.......................................          147
                                                              -----------

NET ASSETS..................................................  $   121,632
                                                              ===========

SHARES OUTSTANDING $0.01 PAR VALUE
  (Authorized 200,000,000)..................................    9,897,799
                                                              ===========

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE....  $     12.29
                                                              ===========

--------------

++ The cost for federal income tax purposes is $114,818

                See accompanying Notes to Financial Statements.

               AAM/DFA TWO-YEAR CORPORATE FIXED INCOME PORTFOLIO

                            STATEMENT OF NET ASSETS

                                  MAY 31, 2001
                                  (UNAUDITED)

                                                             FACE
                                                            AMOUNT           VALUE+
                                                            ------           ------
                                                            (000)
COMMERCIAL PAPER -- (57.9%)
Abbott Laboratories C.P.
    3.980%, 06/01/01...................................     $3,000     $  3,000,000
Barclays U.S. Funding Corp. C.P.
    3.980%, 06/18/01...................................      1,500        1,497,181
Bayer Corp. C.P.
    3.960%, 06/26/01...................................      1,300        1,296,425
BellSouth Corp. C.P.
    3.980%, 06/07/01...................................      3,000        2,997,960
BP Amoco Capital Corp. C.P.
    4.200%, 06/01/01...................................      3,000        3,000,000
CDC Commercial Paper Corp. C.P.
    3.990%, 06/20/01...................................      3,000        2,993,698
Colgate Palmolive C.P.
    3.980%, 06/12/01...................................      3,000        2,996,306
Delaware Funding Corp. C.P.
    4.010%, 06/18/01...................................      2,000        1,996,232
Dexia Delaware C.P.
    4.000%, 06/18/01...................................      3,000        2,994,361
Eksportfinans C.P.
    4.060%, 06/01/01...................................      3,000        3,000,000
Emerson Electric Co. C.P.
    3.980%, 06/15/01...................................      3,000        2,995,252
Enterprise Funding Corp. C.P.
    4.000%, 06/11/01...................................      3,000        2,996,666
Equipment Intermediation Partnership C.P.
    4.050%, 06/06/01...................................      2,000        1,998,880
General Re Corp. C.P.
    4.380%, 06/01/01...................................      3,000        3,000,000
Kittyhawk Funding Corp. C.P.
    4.010%, 06/11/01...................................      1,000          998,886
Koch Industries, Inc. C.P.
    4.170%, 06/01/01...................................      3,000        3,000,000
Merck & Co. C.P.
    3.950%, 06/28/01...................................        400          398,812
Monsanto Co. C.P.
    4.170%, 06/01/01...................................      2,500        2,500,000
Panasonic Finance America C.P.
    4.180%, 06/01/01...................................      3,000        3,000,000
Pfizer, Inc. C.P.
    3.960%, 06/13/01...................................      3,000        2,996,000
Pitney Bowes Credit Corp. C.P.
    3.970%, 06/20/01...................................      1,100        1,097,689
Sheffield Receivables Corp. C.P.
    4.010%, 06/18/01...................................      3,000        2,994,347
Siemens Capital Corp. C.P.
    3.950%, 06/06/01...................................      3,000        2,998,321
University of Calfornia C.P.
    3.980%, 06/27/01...................................      3,000        2,993,610
Windmill Funding Corp. C.P.
    4.000%, 06/18/01...................................      3,000        2,994,263
                                                                       ------------
TOTAL COMMERCIAL PAPER
  (Cost $62,732,886)...................................                  62,734,889
                                                                       ------------
BONDS -- (20.1%)
Bank of America Medium Term Notes
    5.920%, 06/08/01...................................      4,500        4,500,688
Elf Aquitaine Corporate Bonds
    8.000%, 10/15/01...................................      4,000        4,055,768
Ford Motor Credit Co. Corporate Bonds
    7.000%, 09/25/01...................................      4,400        4,437,418
                                                             FACE
                                                            AMOUNT           VALUE+
                                                            ------           ------
                                                            (000)

IBM Corp. Corporate Bonds
    5.950%, 06/04/01...................................     $4,500     $  4,500,000
Wal-Mart Stores, Inc. Corporate Bonds
    6.150%, 08/10/01...................................      4,300        4,319,677
                                                                       ------------
TOTAL BONDS
  (Cost $21,720,158)...................................                  21,813,551
                                                                       ------------
AGENCY OBLIGATIONS -- (11.2%)
Federal Farm Credit Bank
    5.000%, 02/03/03...................................      3,000        3,025,353
Federal Home Loan Bank
    4.500%, 04/25/03...................................      3,000        2,995,641
Federal Home Loan Mortgage Corporation
    7.375%, 05/15/03...................................      3,000        3,154,191
Federal National Mortgage Association
    4.625%, 05/15/03...................................      3,000        3,004,530
                                                                       ------------
TOTAL AGENCY OBLIGATIONS
  (Cost $12,155,851)...................................                  12,179,715
                                                                       ------------
VARIABLE RATE OBLIGATIONS -- (5.5%)
General Electric Capital Corp.
    ***4.090%, 06/22/01................................      3,000        2,999,400
JP Morgan Chase & Co.
    ***4.493%, 06/06/01................................      3,000        3,001,800
                                                                       ------------
TOTAL VARIABLE RATE OBLIGATIONS
  (Cost $6,001,946)....................................                   6,001,200
                                                                       ------------
CERTIFICATES OF DEPOSIT -- (4.2%)
Bayerische Landesbank
    (Cost $4,500,000) 6.060%, 06/18/01.................      4,500        4,503,276
                                                                       ------------
TEMPORARY CASH INVESTMENTS -- (1.0%)
Repurchase Agreement, PNC Capital Markets Inc. 3.87%,
  06/01/01 (Collateralized by U.S. Treasury Notes
  6.50%, 05/31/02, valued at $1,117,250) to be
  repurchased at $1,099,118.
  (Cost $1,099,000)....................................      1,099        1,099,000
                                                                       ------------
TOTAL INVESTMENTS -- (99.9%)
  (Cost $108,209,841)++................................                 108,331,631
OTHER ASSETS AND LIABILITIES -- (0.1%)
Interest Receivable....................................                     648,896
Payable for Fund Shares Redeemed.......................                      (5,229)
Other Liabilities in Excess of Other Assets............                     (25,170)
                                                                       ------------
                                                                            618,497
                                                                       ------------
NET ASSETS -- (100.0%) Applicable to 10,728,628
  Outstanding $.01 Par Value Shares (200,000,000 Shares
  Authorized)..........................................                $108,950,128
                                                                       ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
  SHARE................................................                $      10.16
                                                                       ============

--------------------------------------------------------------------------------
   +  See Note B to Financial Statements.
 ***  Rates shown are the rates as of May 31, 2001, and maturities shown are the next interest readjustment date.
  ++  The cost for federal income tax purposes is $108,209,841.

                See accompanying Notes to Financial Statements.

                     AAM/DFA TWO-YEAR GOVERNMENT PORTFOLIO

                            STATEMENT OF NET ASSETS

                                  MAY 31, 2001
                                  (UNAUDITED)

                                                             FACE
                                                            AMOUNT           VALUE+
                                                            ------           ------
                                                            (000)
AGENCY OBLIGATIONS -- (98.6%)
Federal Farm Credit Bank
    3.910%, 06/04/01...................................    $ 3,600     $  3,598,801
    5.875%, 07/02/01...................................      5,000        5,008,350
    5.000%, 02/03/03...................................      5,000        5,042,255
Federal Home Loan Bank
    3.940%, 06/13/01...................................     45,000       44,940,015
    4.500%, 04/25/03...................................     15,000       14,978,205
    4.500%, 05/15/03...................................     26,170       26,119,361
    7.250%, 05/15/03...................................      6,965        7,306,829
                                                                       ------------
TOTAL AGENCY OBLIGATIONS
  (Cost $106,892,481)..................................                 106,993,816
                                                                       ------------
TEMPORARY CASH INVESTMENTS -- (1.1%)
 Repurchase Agreement, PNC Capital Markets Inc. 3.87%,
   06/01/01 (Collateralized by U.S. Treasury Notes
   6.50%, 05/31/02, valued at $1,220,775) to be
   repurchased at $1,202,129.
   (Cost $1,202,000)...................................      1,202        1,202,000
                                                                       ------------
TOTAL INVESTMENTS -- (99.7%)
  (Cost $108,094,481)++................................                 108,195,816
                                                                       ------------
OTHER ASSETS AND LIABILITIES -- (0.3%)
 Interest Receivable.................................................       381,347
 Other Liabilities in Excess of Other Assets.........................       (36,857)
                                                                       ------------
                                                                            344,490
                                                                       ------------
NET ASSETS -- (100.0%) Applicable to 10,705,974 Outstanding $.01 Par
  Value Shares (Authorized 200,000,000)..............................  $108,540,306
                                                                       ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE.............  $      10.14
                                                                       ============

--------------------------------------------------------------------------------
   +  See Note B to Financial Statements.
  ++  The cost for federal income tax purposes is $108,094,481.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                            STATEMENTS OF OPERATIONS

                     FOR THE SIX MONTHS ENDED MAY 31, 2001

                             (AMOUNTS IN THOUSANDS)
                                  (UNAUDITED)

                                                                    AAM/DFA          AAM/DFA
                                                                   U.S. HIGH         TWO-YEAR          AAM/DFA
                                                                    BOOK TO         CORPORATE          TWO-YEAR
                                                                    MARKET         FIXED INCOME       GOVERNMENT
                                                                   PORTFOLIO        PORTFOLIO         PORTFOLIO
                                                                   ---------       ------------       ----------
INVESTMENT INCOME
  Interest................................................               --           $3,275            $3,024
  Income Distributions Received from The DFA Investment
    Trust Company.........................................          $   714               --                --
                                                                    -------           ------            ------
      Total Investment Income (Loss)......................              714            3,275             3,024
                                                                    -------           ------            ------
EXPENSES
  Investment Advisory Services............................               --               85                84
  Administrative Services.................................                6               --                --
  Accounting & Transfer Agent Fees........................                5               31                31
  Client Service Fee......................................               92               46                45
  Custodian Fees..........................................               --                5                 5
  Legal Fees..............................................                3                3                 3
  Audit Fees..............................................                1                7                 7
  Filing Fees.............................................               12               10                 8
  Shareholders' Reports...................................                6                6                 5
  Directors' Fees and Expenses............................                1                1                 1
  Other...................................................                5                7                 4
                                                                    -------           ------            ------
      Total Expenses......................................              131              201               193
                                                                    -------           ------            ------
  NET INVESTMENT INCOME (LOSS)............................              583            3,074             2,831
                                                                    -------           ------            ------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT
  SECURITIES
  Capital Gain Distributions Received from The DFA
    Investment Trust Company..............................           11,954               --                --
  Net Realized Gain (Loss) on Investment Securities
    Sold..................................................           (1,188)              53               512
  Change in Unrealized Appreciation (Depreciation) of
    Investment Securities.................................           12,142              290                49
                                                                    -------           ------            ------
  NET GAIN (LOSS) ON INVESTMENT SECURITIES................           22,908              343               561
                                                                    -------           ------            ------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS..............................................          $23,491           $3,417            $3,392
                                                                    =======           ======            ======

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                   AAM/DFA U.S. HIGH BOOK TO MARKET PORTFOLIO

                      STATEMENTS OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)

                                                                     SIX MONTHS         YEAR
                                                                       ENDED            ENDED
                                                                      MAY 31,         NOV. 30,
                                                                        2001            2000
                                                                     ----------       ---------
                                                                     (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
    Net Investment Income (Loss)............................          $    583        $  2,795
    Capital Gain Distributions Received from The DFA
      Investment Trust Company..............................            11,954          27,615
    Net Realized Gain (Loss) on Investment Securities
      Sold..................................................            (1,188)        (12,074)
    Change in Unrealized Appreciation (Depreciation) of
      Investment Securities.................................            12,142         (14,021)
                                                                      --------        --------
        Net Increase (Decrease) in Net Assets Resulting from
          Operations........................................            23,491           4,315
                                                                      --------        --------

Distributions From:
    Net Investment Income...................................            (1,096)         (2,617)
    Net Realized Gains......................................           (18,577)        (15,569)
                                                                      --------        --------
        Total Distributions.................................           (19,673)        (18,186)
                                                                      --------        --------
Capital Share Transactions (1):
    Shares Issued...........................................             4,704          78,609
    Shares Issued in Lieu of Cash Distributions.............            19,260          17,614
    Shares Redeemed.........................................           (36,157)        (71,268)
                                                                      --------        --------
        Net Increase (Decrease) from Capital Share
          Transactions......................................           (12,193)         24,955
                                                                      --------        --------
        Total Increase (Decrease)...........................            (8,375)         11,084
NET ASSETS
    Beginning of Period.....................................           130,007         118,923
                                                                      --------        --------
    End of Period...........................................          $121,632        $130,007
                                                                      ========        ========

(1) SHARES ISSUED AND REDEEMED:
    Shares Issued...........................................               412           6,673
    Shares Issued in Lieu of Cash Distributions.............             1,841           1,465
    Shares Redeemed.........................................            (3,063)         (6,037)
                                                                      --------        --------
                                                                          (810)          2,101
                                                                      ========        ========

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS
                             (AMOUNTS IN THOUSANDS)

                              AAM/DFA TWO-YEAR        AAM/DFA TWO-YEAR
                              CORPORATE FIXED            GOVERNMENT
                              INCOME PORTFOLIO           PORTFOLIO
                           ----------------------  ----------------------
                           SIX MONTHS     YEAR     SIX MONTHS     YEAR
                              ENDED       ENDED       ENDED       ENDED
                             MAY 31,    NOV. 30,     MAY 31,    NOV. 30,
                              2001        2000        2001        2000
                           -----------  ---------  -----------  ---------
                           (UNAUDITED)             (UNAUDITED)
INCREASE (DECREASE) IN
  NET ASSETS
Operations:
  Net Investment Income
    (Loss)...............  $    3,074   $  7,241   $    2,831   $  7,256
  Net Realized Gain
    (Loss) on Investment
    Securities Sold......          53       (369)         512       (595)
  Change in Unrealized
    Appreciation
    (Depreciation) of
    Investment
    Securities...........         290        802           49        842
                           ----------   --------   ----------   --------
  Net Increase (Decrease)
    in Net Assets
    Resulting from
    Operations...........       3,417      7,674        3,392      7,503
                           ----------   --------   ----------   --------
Distributions From:
  Net Investment
    Income...............      (3,423)    (7,131)      (3,440)    (6,568)
  Net Realized Gains.....          --         --           --         --
                           ----------   --------   ----------   --------
    Total
      Distributions......      (3,423)    (7,131)      (3,440)    (6,568)
                           ----------   --------   ----------   --------
Capital Share
  Transactions (1):
  Shares Issued..........       3,267     18,078        6,445     36,831
  Shares Issued in Lieu
    of Cash
    Distributions........       3,216      6,658        3,338      6,353
  Shares Redeemed........     (17,129)   (44,289)     (23,536)   (36,520)
                           ----------   --------   ----------   --------
  Net Increase (Decrease)
    from Capital Share
    Transactions.........     (10,646)   (19,553)     (13,753)     6,664
                           ----------   --------   ----------   --------
    Total Increase
      (Decrease).........     (10,652)   (19,010)     (13,801)     7,599
NET ASSETS
  Beginning of Period....     119,602    138,612      122,341    114,742
                           ----------   --------   ----------   --------
  End of Period..........  $  108,950   $119,602   $  108,540   $122,341
                           ==========   ========   ==========   ========

(1) SHARES ISSUED AND
  REDEEMED:
   Shares Issued.........         324      1,803          640      3,671
   Shares Issued in Lieu
     of Cash
     Distributions.......         322        669          334        639
   Shares Redeemed.......      (1,699)    (4,427)      (2,341)    (3,654)
                           ----------   --------   ----------   --------
                               (1,053)    (1,955)      (1,367)       656
                           ==========   ========   ==========   ========

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                   AAM/DFA U.S. HIGH BOOK TO MARKET PORTFOLIO

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                     SIX MONTHS       YEAR         YEAR         YEAR         YEAR        JUNE 7,
                                        ENDED         ENDED        ENDED        ENDED        ENDED         TO
                                       MAY 31,      NOV. 30,     NOV. 30,     NOV. 30,     NOV. 30,     NOV. 30,
                                        2001          2000         1999         1998         1997         1996
                                     -----------    ---------    ---------    ---------    ---------    ---------
                                     (UNAUDITED)
Net Asset Value, Beginning of         $  12.14      $  13.82     $  13.99     $  13.12     $  10.77     $  10.00
  Period...........................
                                      --------      --------     --------     --------     --------     --------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss).....       0.06          0.22         0.24         0.21         0.20         0.08
  Net Gains (Losses) on Securities
    (Realized and Unrealized)......       2.12          0.12         0.35         1.27         2.45         0.72
                                      --------      --------     --------     --------     --------     --------
  Total from Investment
    Operations.....................       2.18          0.34         0.59         1.48         2.65         0.80
                                      --------      --------     --------     --------     --------     --------
LESS DISTRIBUTIONS
  Net Investment Income............      (0.11)        (0.21)       (0.25)       (0.21)       (0.20)       (0.03)
  Net Realized Gains...............      (1.92)        (1.81)       (0.51)       (0.40)       (0.10)          --
                                      --------      --------     --------     --------     --------     --------
  Total Distributions..............      (2.03)        (2.02)       (0.76)       (0.61)       (0.30)       (0.03)
                                      --------      --------     --------     --------     --------     --------
Net Asset Value, End of Period.....   $  12.29      $  12.14     $  13.82     $  13.99     $  13.12     $  10.77
                                      ========      ========     ========     ========     ========     ========
Total Return.......................      20.97%#        2.82%        4.44%       11.78%       25.01%        8.06%#

Net Assets, End of Period
  (thousands)......................   $121,632      $130,007     $118,923     $145,278     $128,484     $ 40,708
Ratio of Expenses to Average Net
  Assets (1).......................       0.37%*        0.37%        0.35%        0.33%        0.36%        0.71%*
Ratio of Net Investment Income
  (Loss) to Average Net Assets.....       0.95%*        1.92%        1.56%        1.54%        1.76%        2.70%*
Portfolio Turnover Rate............        N/A           N/A          N/A          N/A          N/A          N/A
Portfolio Turnover Rate of Master
  Fund Series .....................          7%*          26%          43%          25%          18%          20%*(2)

--------------

*   Annualized

#   Non-annualized

(1) Represents the combined ratio for the Portfolio and its respective pro-rata share of its Master Fund Series.

(2)  Calculated for the period ended November 30, 1996.

N/A Refer to the respective Master Fund Series

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

               AAM/DFA TWO-YEAR CORPORATE FIXED INCOME PORTFOLIO

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                        SIX MONTHS      YEAR        YEAR        YEAR        YEAR       JUNE 7
                                           ENDED        ENDED       ENDED       ENDED       ENDED        TO
                                          MAY 31,     NOV. 30,    NOV. 30,    NOV. 30,    NOV. 30,    NOV. 30,
                                           2001         2000        1999        1998        1997        1996
                                        -----------   ---------   ---------   ---------   ---------   ---------
                                        (UNAUDITED)
Net Asset Value, Beginning of            $  10.15     $  10.09    $  10.19    $  10.23    $  10.24    $  10.00
  Period..............................
                                         --------     --------    --------    --------    --------    --------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss)........       0.28         0.58        0.51        0.55        0.57        0.26
  Net Gains (Losses) on Securities
    (Realized and Unrealized).........       0.03         0.03       (0.07)         --       (0.01)       0.11
                                         --------     --------    --------    --------    --------    --------
  Total from Investment Operations....       0.31         0.61        0.44        0.55        0.56        0.37
                                         --------     --------    --------    --------    --------    --------
LESS DISTRIBUTIONS
  Net Investment Income...............      (0.30)       (0.55)      (0.52)      (0.59)      (0.56)      (0.13)
  Net Realized Gains..................         --           --       (0.02)         --       (0.01)         --
                                         --------     --------    --------    --------    --------    --------
  Total Distributions.................      (0.30)       (0.55)      (0.54)      (0.59)      (0.57)      (0.13)
                                         --------     --------    --------    --------    --------    --------
Net Asset Value, End of Period........   $  10.16     $  10.15    $  10.09    $  10.19    $  10.23    $  10.24
                                         ========     ========    ========    ========    ========    ========
Total Return..........................       3.10%#       6.29%       4.42%       5.64%       5.79%       3.69%#

Net Assets, End of Period
  (thousands).........................   $108,950     $119,602    $138,612    $158,586    $153,772    $122,807
Ratio of Expenses to Average Net
  Assets..............................       0.35%*       0.34%       0.33%       0.31%       0.34%(1)     0.31%*(1)
Ratio of Expenses to Average Net
  Assets (excluding waivers and
  assumption of expenses).............       0.35%*       0.34%       0.33%       0.31%       0.35%(1)     0.34%*(1)
Ratio of Net Investment Income (Loss)
  to Average Net Assets...............       5.42%*       5.72%       5.00%       5.43%       5.83%       5.72%*
Ratio of Net Investment Income (Loss)
  to Average Net Assets (excluding
  waivers and assumption of
  expenses)...........................       5.42%*       5.72%       5.00%       5.43%       5.82%       5.69%*
Portfolio Turnover Rate...............         55%*         24%         46%         16%        N/A         N/A
Portfolio Turnover Rate of Master Fund
  Series .............................        N/A          N/A         N/A         N/A         148%         82%*(2)

--------------

*   Annualized

#   Non-annualized

(1) Represents the combined ratio for the Portfolio and its respective pro-rata share of its Master Fund Series.

(2)  Calculated for the period ended November 30, 1996.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                     AAM/DFA TWO-YEAR GOVERNMENT PORTFOLIO

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                        SIX MONTHS      YEAR        YEAR        YEAR        YEAR       JUNE 7
                                           ENDED        ENDED       ENDED       ENDED       ENDED        TO
                                          MAY 31,     NOV. 30,    NOV. 30,    NOV. 30,    NOV. 30,    NOV. 30,
                                           2001         2000        1999        1998        1997        1996
                                        -----------   ---------   ---------   ---------   ---------   ---------
                                        (UNAUDITED)
Net Asset Value, Beginning of            $  10.13     $  10.05    $  10.19    $  10.20    $  10.23    $  10.00
  Period..............................
                                         --------     --------    --------    --------    --------    --------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss)........       0.26         0.58        0.49        0.53        0.54        0.26
  Net Gains (Losses) on Securities
    (Realized and Unrealized).........       0.05         0.03       (0.07)       0.02        0.01        0.10
                                         --------     --------    --------    --------    --------    --------
  Total from Investment Operations....       0.31         0.61        0.42        0.55        0.55        0.36
                                         --------     --------    --------    --------    --------    --------
LESS DISTRIBUTIONS
  Net Investment Income...............      (0.30)       (0.53)      (0.52)      (0.55)      (0.53)      (0.13)
  Net Realized Gains..................         --           --       (0.04)      (0.01)      (0.05)         --
                                         --------     --------    --------    --------    --------    --------
  Total Distributions.................      (0.30)       (0.53)      (0.56)      (0.56)      (0.58)      (0.13)
                                         --------     --------    --------    --------    --------    --------
Net Asset Value, End of Period........   $  10.14     $  10.13    $  10.05    $  10.19    $  10.20    $  10.23
                                         ========     ========    ========    ========    ========    ========
Total Return..........................       3.11%#       6.23%       4.19%       5.54%       5.58%       3.60%#

Net Assets, End of Period
  (thousands).........................   $108,540     $122,341    $114,742    $127,486    $131,066    $104,644
Ratio of Expenses to Average Net
  Assets..............................       0.35%*       0.34%       0.34%       0.32%       0.37%(1)     0.38%*(1)
Ratio of Expenses to Average Net
  Assets (excluding waivers and
  assumption of expenses).............       0.35%*       0.34%       0.34%       0.32%       0.38%(1)     0.41%*(1)
Ratio of Net Investment Income (Loss)
  to Average Net Assets...............       5.09%*       5.82%       4.86%       5.17%       5.53%       5.81%*
Ratio of Net Investment Income (Loss)
  to Average Net Assets (excluding
  waivers and assumption of
  expenses)...........................       5.09%*       5.82%       4.86%       5.17%       5.52%       5.78%*
Portfolio Turnover Rate...............        285%*         90%         64%         70%        N/A         N/A
Portfolio Turnover Rate of Master Fund
  Series .............................        N/A          N/A         N/A         N/A         154%        201%*(2)

--------------

*   Annualized

#   Non-annualized

(1) Represents the combined ratio for the Portfolio and its respective pro-rata share of its Master Fund Series.

(2)  Calculated for the period ended November 30, 1996.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.
                         NOTES TO FINANCIAL STATEMENTS
                                  (UNAUDITED)

A. ORGANIZATION:

    Dimensional Investment Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund currently offers twenty-two portfolios (the "Portfolios"), of which three are presented in this report.

    Effective August 1, 2000, the Portfolios changed their names. The AAM/DFA U.S. High Book to Market Portfolio was formerly known as the RWB/DFA U.S. High Book to Market Portfolio; the AAM/DFA Two-Year Corporate Fixed Income Portfolio was formerly known as the RWB/DFA Two-Year Corporate Fixed Income Portfolio; and the AAM/ DFA Two-Year Government Portfolio was formerly known as the RWB/DFA Two-Year Government Portfolio.

    The AAM/DFA U.S. High Book to Market Portfolio (the "Feeder Fund") invests all of its assets in The U.S. Large Cap Value Series (the "Series"), a corresponding Series of The DFA Investment Trust Company. At May 31, 2001, the Portfolio owned 7% of the outstanding shares of the Series.

    The financial statements of the Series is included elsewhere in this report and should be read in conjunction with the financial statements of the Feeder Funds.

    As of the close of business on November 30, 1997, the AAM/DFA Two-Year Corporate Fixed Income Portfolio and the AAM/DFA Two-Year Government Portfolio redeemed their entire interest in the DFA Two-Year Corporate Fixed Income Series and the DFA Two-Year Government Series, respectively, and received their share of the assets and liabilities of their Series. Immediately following this transaction, the respective Series were terminated.

B. SIGNIFICANT ACCOUNTING POLICIES:

    The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America for investment companies. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

    1. SECURITY VALUATION: The shares of The U.S. Large Cap Value Series held by the AAM/DFA U.S. High Book to Market Portfolio are valued at its respective daily net asset value. Securities held by the AAM/DFA Two-Year Corporate Fixed Income Portfolio and the AAM/DFA Two-Year Government Portfolio are valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities.

    2. FEDERAL INCOME TAXES: It is the Portfolios' intention to continue to qualify as regulated investment companies and distribute all of their taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements.

    3. REPURCHASE AGREEMENTS: The AAM/DFA Two-Year Corporate Fixed Income Portfolio and the AAM/DFA Two-Year Government Portfolio may purchase money market instruments subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system or with the Portfolio's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on May 31, 2001.

    4. OTHER: Security transactions are accounted for on the date the securities are purchased or sold. Costs used in determining realized gains and losses on the sale of investment securities are those of specific securities sold. Dividend income and distributions to shareholders are recorded on the ex-dividend date. The components of net assets may be adjusted for current period permanent book/tax differences which arose principally from differing book/tax treatment of net short-term capital gain distributions from The DFA Investment Trust Company. Expenses directly attributable to the Portfolio or to the Series are directly charged. Common expenses are allocated using methods approved by the Board of Directors.

C. INVESTMENT ADVISOR:

    Dimensional Fund Advisors Inc. ("DFA" or the "Advisor") provides administrative services to one of the Portfolios, including supervision of services provided by others, providing information to the shareholders and to the Board of Directors, and other administrative services. The Advisor provides investment advisory services to two of the Portfolios. For the six months ended May 31, 2001, the Portfolio's administrative fees or advisory fees, respectively, were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets for each Portfolio.

                                                              ADMINISTRATIVE   ADVISORY
                                                                   FEES          FEES
                                                              --------------   --------
AAM/DFA U.S. High Book to Market Portfolio..................       0.01%             --
AAM/DFA Two-Year Corporate Fixed Income Portfolio...........          --          0.15%
AAM/DFA Two-Year Government Portfolio.......................          --          0.15%

    In addition, pursuant to a Client Service Agreement with Assante Asset Management, Inc. ("Assante"), the Portfolios pay to Assante fees at the following effective annual rates of their average daily net assets for each Portfolio. Prior to April 7, 2000, Assante was known as Reinhardt Werba Bowen Advisory Services.

AAM/DFA U.S. High Book to Market Portfolio..................     0.15%
AAM/DFA Two-Year Corporate Fixed Income Portfolio...........     0.08%
AAM/DFA Two-Year Government Portfolio.......................     0.08%

    Until March 26, 1999, these fees were 0.09%, 0.04%, 0.04%, respectively, for each Portfolio.

    Certain officers of the Portfolios are also officers, directors and shareholders of the Advisor.

D. PURCHASES AND SALES OF SECURITIES:

    For the six months ended May 31, 2001, the following portfolios made the following purchases and sales of investment securities other than U.S. Government Securities (amounts in thousands):

                                                                OTHER INVESTMENT
                                                                   SECURITIES
                                                              --------------------
                                                              PURCHASES    SALES
                                                              ---------   --------
AAM/DFA Two-Year Corporate Fixed Income Portfolio...........   $18,159    $20,936
AAM/DFA Two-Year Government Portfolio.......................    53,358     51,472

E. INVESTMENT TRANSACTIONS:

    At May 31, 2001, gross unrealized appreciation and depreciation for federal income tax purposes of investment securities for each Portfolio were as follows (amounts in thousands):

                                                              GROSS UNREALIZED   GROSS UNREALIZED
                                                                APPRECIATION       DEPRECIATION       NET
                                                              ----------------   ----------------   --------
AAM/DFA U.S. High Book to Market Portfolio                         $15,289            $(8,447)       $6,842
AAM/DFA Two-Year Corporate Fixed Income Portfolio                      123                 (1)          122
AAM/DFA Two-Year Government Portfolio                                  103                 (2)          101

    At May 31, 2001, the following Portfolios had capital loss carryforwards for federal income tax purposes (amounts in thousands):

                                                                        EXPIRES ON
                                                                       NOVEMBER 30,
                                                              ------------------------------
                                                                2007       2008      TOTAL
                                                              --------   --------   --------
AAM/DFA Two-Year Corporate Fixed Income Portfolio               $87        $367       $454
AAM/DFA Two-Year Government Portoflio                            83         594        677

F. LINE OF CREDIT:

    The Fund, together with other DFA-advised portfolios, has entered into a $50 million unsecured line of credit with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million, as long as total borrowings under the line of credit do not exceed $50 million in the aggregate. Borrowings under the line are charged interest at the current overnight federal funds rate plus a variable rate determined at the date of borrowing. Each portfolio is individually, and not jointly liable for its particular advances under the line. There is no commitment fee on the unused portion of the line of credit. There were no borrowings under the line of credit with the domestic custodian bank by the Portfolio during the six months ended May 31, 2001.

    The Fund, together with other DFA-advised portfolios, has also entered into an additional $25 million unsecured line of credit with its international custodian bank. Each portfolio is permitted to borrow, subject to investment limitations, up to a maximum of $25 million, as long as total borrowings under the line of credit do not exceed $25 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused line of credit. The agreement of the line of credit expires in April 2002. There were no borrowings under the line of credit with the international custodian bank for the six months ended May 31, 2001.

G. COMPONENTS OF NET ASSETS:

    At May 31, 2001, net assets consisted of (amounts in thousands):

                                                                AAM/DFA       AAM/DFA
                                                               U.S. HIGH      TWO-YEAR      AAM/DFA
                                                                 BOOK        CORPORATE      TWO-YEAR
                                                               TO MARKET    FIXED INCOME   GOVERNMENT
                                                               PORTFOLIO     PORTFOLIO     PORTFOLIO
                                                              -----------   ------------   ----------
Paid-In Capital                                                $103,779         $107,814     $107,377
Accumulated Net Investment Income (Loss)                            (69)           1,004        1,242
Accumulated Net Realized Gain (Loss)                              2,633               10        (180)
Unrealized Appreciation (Depreciation) of Investment
  Securities                                                     15,289              122          101
                                                               --------      -----------   ----------
Total Net Assets                                               $121,632         $108,950     $108,540
                                                               ========      ===========   ==========

                      DFA INVESTMENT DIMENSIONS GROUP INC.

              AAM/DFA INTERNATIONAL HIGH BOOK TO MARKET PORTFOLIO

                      STATEMENT OF ASSETS AND LIABILITIES

                                  MAY 31, 2001
                  (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)
                                  (UNAUDITED)

ASSETS:
Investment in The DFA International Value Series of The DFA
  Investment Trust Company (15,416,839 Shares, Cost
  $146,841)++ at Value......................................  $   180,223
Receivable for Investment Securities Sold...................          212
Prepaid Expenses and Other Assets...........................            7
                                                              -----------
    Total Assets............................................      180,442
                                                              -----------

LIABILITIES:
Payable for Fund Shares Redeemed............................          212
Accrued Expenses and Other Liabilities......................           46
                                                              -----------
    Total Liabilities.......................................          258
                                                              -----------

NET ASSETS..................................................  $   180,184
                                                              ===========

SHARES OUTSTANDING, $0.01 PAR VALUE
  (Authorized 100,000,000)..................................   14,064,017
                                                              ===========

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE....  $     12.81
                                                              ===========

NET ASSETS CONSIST OF:
Paid-In Capital.............................................  $   141,328
Accumulated Net Investment Income (Loss)....................         (130)
Accumulated Net Realized Gain (Loss)........................        5,604
Unrealized Appreciation (Depreciation) of Investment
  Securities................................................       33,382
                                                              -----------
    Total Net Assets........................................  $   180,184
                                                              ===========

--------------

++ The cost for federal income tax purposes is $150,727.

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

              AAM/DFA INTERNATIONAL HIGH BOOK TO MARKET PORTFOLIO

                            STATEMENT OF OPERATIONS

                     FOR THE SIX MONTHS ENDED MAY 31, 2001

                             (AMOUNTS IN THOUSANDS)
                                  (UNAUDITED)

INVESTMENT INCOME
    Income Distributions Received from The DFA Investment
     Trust Company..........................................         $   497
                                                                     -------

EXPENSES
    Administrative Services.................................              10
    Accounting & Transfer Agent Fees........................               9
    Client Service Fee......................................             181
    Legal Fees..............................................               2
    Audit Fees..............................................               1
    Filing Fees.............................................               9
    Shareholders' Reports...................................              10
    Directors' Fees and Expenses............................               1
                                                                     -------
        Total Expenses......................................             223
                                                                     -------
    NET INVESTMENT INCOME (LOSS)............................             274
                                                                     -------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT
  SECURITIES

Capital Gain Distributions Received from The DFA Investment
  Trust Company.............................................           6,841

Net Realized Gain (Loss) on Investment Securities Sold......           2,700

Change in Unrealized Appreciation (Depreciation) of
  Investment Securities.....................................          (8,449)
                                                                     -------

    NET GAIN (LOSS) ON INVESTMENT SECURITIES................           1,092
                                                                     -------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS................................................         $ 1,366
                                                                     =======

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

              AAM/DFA INTERNATIONAL HIGH BOOK TO MARKET PORTFOLIO

                      STATEMENTS OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)

                                                                     SIX MONTHS          YEAR
                                                                        ENDED            ENDED
                                                                       MAY 31,         NOV. 30,
                                                                        2001             2000
                                                                     -----------       ---------
                                                                     (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
    Net Investment Income (Loss)............................          $     274        $  4,349
    Capital Gain Distributions Received from The DFA
      Investment Trust Company..............................              6,841          15,596
    Net Realized Gain (Loss) on Investment Securities
      Sold..................................................              2,700           3,245
    Change in Unrealized Appreciation (Depreciation) of
      Investment Securities.................................             (8,449)        (24,410)
                                                                      ---------        --------
        Net Increase (Decrease) in Net Assets Resulting from
          Operations........................................              1,366          (1,220)
                                                                      ---------        --------

Distributions From:
    Net Investment Income...................................             (4,400)         (5,333)
    Net Realized Gains......................................            (19,082)         (6,764)
                                                                      ---------        --------
        Total Distributions.................................            (23,482)        (12,097)
                                                                      ---------        --------
Capital Share Transactions (1):
    Shares Issued...........................................              8,057          25,080
    Shares Issued in Lieu of Cash Distributions.............             23,482          12,097
    Shares Redeemed.........................................            (38,362)        (74,430)
                                                                      ---------        --------
        Net Increase (Decrease) from Capital Share
          Transactions......................................             (6,823)        (37,253)
                                                                      ---------        --------
        Total Increase (Decrease)...........................            (28,939)        (50,570)
NET ASSETS
    Beginning of Period.....................................            209,123         259,693
                                                                      ---------        --------
    End of Period...........................................          $ 180,184        $209,123
                                                                      =========        ========

(1) SHARES ISSUED AND REDEEMED:
    Shares Issued...........................................                618           1,721
    Shares Issued in Lieu of Cash Distributions.............              1,808             814
    Shares Redeemed.........................................             (2,811)         (5,069)
                                                                      ---------        --------
                                                                           (385)         (2,534)
                                                                      =========        ========

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

              AAM/DFA INTERNATIONAL HIGH BOOK TO MARKET PORTFOLIO

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                     SIX MONTHS       YEAR         YEAR         YEAR         YEAR         YEAR
                                        ENDED         ENDED        ENDED        ENDED        ENDED        ENDED
                                       MAY 31,      NOV. 30,     NOV. 30,     NOV. 30,     NOV. 30,     NOV. 30,
                                        2001          2000         1999         1998         1997         1996
                                     -----------    ---------    ---------    ---------    ---------    ---------
                                     (UNAUDITED)
Net Asset Value, Beginning of
  Period...........................   $  14.47      $  15.29     $  13.86     $  12.84     $  13.76     $  12.02
                                      --------      --------     --------     --------     --------     --------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss).....       0.04          0.30         0.35         0.30         0.22         0.22
  Net Gains (Losses) on Securities
    (Realized and Unrealized)......       0.06         (0.39)        1.42         1.21        (0.77)        1.53
                                      --------      --------     --------     --------     --------     --------
  Total from Investment
    Operations.....................       0.10         (0.09)        1.77         1.51        (0.55)        1.75
                                      --------      --------     --------     --------     --------     --------
LESS DISTRIBUTIONS
  Net Investment Income............      (0.33)        (0.32)       (0.29)       (0.27)       (0.23)       (0.01)
  Net Realized Gains...............      (1.43)        (0.41)       (0.05)       (0.22)       (0.14)          --
                                      --------      --------     --------     --------     --------     --------
  Total Distributions..............      (1.76)        (0.73)       (0.34)       (0.49)       (0.37)       (0.01)
                                      --------      --------     --------     --------     --------     --------
Net Asset Value, End of Period.....   $  12.81      $  14.47     $  15.29     $  13.86     $  12.84     $  13.76
                                      ========      ========     ========     ========     ========     ========
Total Return.......................       0.48%#       (0.75)%      13.03%       12.28%       (4.04)%      14.61%

Net Assets, End of Period
  (thousands)......................   $180,184      $209,123     $259,693     $286,790     $275,057     $257,371
Ratio of Expenses to Average Net
  Assets (1) ......................       0.53%*        0.52%        0.50%        0.46%        0.50%        0.54%
Ratio of Net Investment Income
  (Loss) to Average Net Assets.....       0.29%*        1.85%        2.20%        2.10%        1.72%        1.88%
Portfolio Turnover Rate............        N/A           N/A          N/A          N/A          N/A          N/A
Portfolio Turnover Rate of Master
  Fund Series .....................          7%*           9%           6%          15%          23%          12%

--------------

*   Annualized

#   Non-annualized

(1) Represents the combined ratio for the Portfolio and its respective pro-rata share of its Master Fund Series.

N/A Refer to the respective Master Fund Series

                See accompanying Notes to Financial Statements.

                        INVESTMENT DIMENSIONS GROUP INC.
                         NOTES TO FINANCIAL STATEMENTS
                                  (UNAUDITED)

A. ORGANIZATION:

    DFA Investment Dimensions Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund currently offers thirty-eight portfolios, of which the AAM/DFA International High Book to Market Portfolio is presented in this report.

    Effective August 1, 2000, the RWB/DFA International High Book to Market Portfolio (the "Portfolio") changed its name to the AAM/DFA International High Book to Market Portfolio.

    The Portfolio invests all of its assets in The DFA International Value Series (the "Series"), a Series of The DFA Investment Trust Company. At May 31, 2001, the Portfolio owned 13% of the outstanding shares of the Series.

    The financial statements of the Series are included elsewhere in this report and should be read in conjunction with these financial statements.

B. SIGNIFICANT ACCOUNTING POLICIES:

    The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America for investment companies. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

    1. SECURITY VALUATION: The shares of the Series held by the Portfolio are valued at its respective daily net asset value.

    2. FEDERAL INCOME TAXES: It is the Portfolio's intention to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal income tax is required in the financial statements.

    3. OTHER: Security transactions are accounted for on the date the securities are purchased or sold. Costs used in determining realized gains and losses on the sale of investment securities are those of specific securities sold. Dividend income and distributions to shareholders are recorded on the ex-dividend date. The components of net assets may be adjusted for current period permanent book/tax differences which arose principally from differing currency and foreign taxes on capital gains. Expenses directly attributable to the Portfolio or to the Series are directly charged. Common expenses are allocated using methods approved by the Board of Directors.

    The Series may be subject to taxes imposed by countries in which its invests, with respect to its investment in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Series accrues such taxes when the related income or capital gains are earned. Some countries require governmental approval for the repatriation of investment income capital or the proceeds of sales of foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

C. INVESTMENT ADVISOR:

    Dimensional Fund Advisors Inc. ("DFA" or the "Advisor") provides administrative services to the Portfolio, including supervision of services provided by others, providing information to the shareholders and to the Board of

Directors, and other administrative services. The Advisor provides investment advisory services to the Series. For the six months ended May 31, 2001, the Portfolio's administrative fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.01 of 1% of average daily net assets for each Fund.

    In addition, pursuant to a Client Service Agreement with Assante Asset Management, Inc. ("Assante"), the Portfolio pays to Assante a fee at the effective annual rate of 0.19% of its average daily net assets. Until March 26, 1999, this fee was 0.13% of its average daily net assets. Prior to April 7, 2000, Assante was known as Reinhardt Werba Bowen Advisory Services.

    Certain officers of the Portfolio are also officers, directors and shareholders of the Advisor.

D. INVESTMENT TRANSACTIONS:

    At May 31, 2001, gross unrealized appreciation and depreciation for federal income tax purposes of investment securities was as follows:

    Gross Unrealized Appreciation...........................     $29,496
    Gross Unrealized Depreciation...........................          --
                                                                 -------
      Net...................................................     $29,496
                                                                 =======

E. LINE OF CREDIT:

    The Fund, together with other DFA-advised portfolios, has entered into a $50 million unsecured line of credit with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million, as long as total borrowings under the line of credit do not exceed $50 million in the aggregate. Borrowings under the line are charged interest at the current overnight federal funds rate plus a variable rate determined at the date of borrowing. Each portfolio is individually, and not jointly liable for its particular advances under the line. There is no commitment fee on the unused portion of the line of credit. There were no borrowings under the line of credit with the domestic custodian bank by the Portfolio during the six months ended May 31, 2001.

    The Fund, together with other DFA-advised portfolios, has also entered into an additional $25 million unsecured line of credit with its international custodian bank. Each portfolio is permitted to borrow, subject to investment limitations, up to a maximum of $25 million, as long as total borrowings under the line of credit do not exceed $25 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused line of credit. The agreement of the line of credit expires in April 2002. There were no borrowings under the line of credit with the international custodian bank for the six months ended May 31, 2001.

                        THE U.S. LARGE CAP VALUE SERIES

                            SCHEDULE OF INVESTMENTS

                                  MAY 31, 2001
                                  (UNAUDITED)

                                                            SHARES             VALUE+
                                                            ------             ------
COMMON STOCKS -- (99.7%)
 *3COM Corp............................................       53,400   $      297,171
 *#Adelphia Communications Corp. Class A...............      172,800        6,613,920
 *Aetna, Inc...........................................      544,726       12,719,352
 AK Steel Holding Corp.................................      675,675        9,047,288
 *Alaska Air Group, Inc................................      111,200        3,194,776
 Albemarle Corp........................................      102,100        2,338,090
 *Allegheny Corp.......................................       17,501        3,654,209
 Alliant Energy Corp...................................      217,700        6,694,275
 Allmerica Financial Corp..............................       94,900        5,186,285
 Allstate Corp.........................................      878,800       39,563,576
 Amerada Hess Corp.....................................       65,000        5,566,600
 *America West Holdings Corp. Class B..................       19,400          198,850
 American Financial Group, Inc.........................      182,000        5,112,380
 American National Insurance Co........................       46,700        3,431,749
 AmerUs Group Co.......................................       45,600        1,637,040
 *AMR Corp.............................................      365,000       14,231,350
 Anadarko Petroleum Corp...............................        4,600          288,006
 *Apple Computer, Inc..................................        1,000           19,955
 Archer-Daniels Midland Co.............................    2,272,353       30,676,765
 *Arrow Electronics, Inc...............................      313,300        7,888,894
 Ashland, Inc..........................................      249,200       10,346,784
 Astoria Financial Corp................................       12,600          704,277
 AT & T Corp...........................................      916,700       19,406,539
 *AT & T Corp.- Liberty Media Group....................      766,800       12,920,580
 *#At Home Corp........................................    1,020,900        4,262,257
 *AutoNation, Inc......................................    2,068,600       24,099,190
 Bear Stearns Companies, Inc...........................      376,170       20,444,839
 Belo (A.H.) Corp. Class A.............................      331,800        6,466,782
 *Big Lots, Inc........................................      253,500        3,290,430
 Boise Cascade Corp....................................      213,400        7,522,350
 *Borders Group, Inc...................................       22,700          414,729
 Borg Warner Automotive, Inc...........................      100,800        4,561,200
 Bowater, Inc..........................................      171,600        8,271,120
 Brunswick Corp........................................      297,600        6,725,760
 Burlington Northern Santa Fe Corp.....................    1,285,700       39,946,699
 C.I.T. Group, Inc. Class A............................    1,079,500       42,856,150
 Centex Corp...........................................      229,000        8,537,120
 *Chris-Craft Industries, Inc..........................        4,894          340,084
 Cincinnati Financial Corp.............................      555,180       23,336,991
 Circuit City Stores, Inc. (Carmax Group)..............       98,000        1,470,980
 *Clear Channel Communications, Inc....................      201,000       12,254,970
 *CNA Financial Corp...................................      639,200       25,459,336
 *CNET Networks, Inc...................................       38,114          419,445
 Coca-Cola Enterprises, Inc............................    1,794,800       29,937,264
 Commerce Group, Inc...................................       93,100        2,974,545
 Commercial Federal Corp...............................      104,700        2,385,066
 Conseco, Inc..........................................    1,208,100       21,045,102
 Countrywide Credit Industries, Inc....................      410,000       15,879,300
 Crompton Corp.........................................        5,637           61,049
 CSX Corp..............................................      581,400       21,628,080
 Cummins Engine Co., Inc...............................      150,900        6,390,615
 Dana Corp.............................................      516,100       11,106,472
 Delphi Automotive Systems Corp........................       99,830        1,467,501
                                                            SHARES             VALUE+
                                                            ------             ------

 Delta Air Lines, Inc..................................      402,500   $   19,167,050
 Dillards, Inc. Class A................................      358,500        5,850,720
 Earthgrains Co........................................      114,700        2,976,465
 Eastman Chemical Co...................................       83,200        4,204,928
 *Extended Stay America, Inc...........................      355,300        5,524,915
 *Federated Department Stores, Inc.....................      622,000       27,865,600
 First American Financial Corp.........................       54,300        1,112,064
 First Citizens Bancshares, Inc........................       10,300          965,677
 Florida East Coast Industries Inc. Class B............        7,739          282,860
 Florida East Coast Industries, Inc....................       60,400        2,376,740
 Ford Motor Co.........................................    1,820,900       44,338,915
 Fortune Brands, Inc...................................      491,000       16,865,850
 GATX Corp.............................................      143,400        5,776,152
 General Motors Corp...................................    1,139,300       64,826,170
 *General Motors Corp. Class H.........................      826,438       19,751,868
 Georgia-Pacific Corp..................................      334,900       11,872,205
 Golden State Bancorp, Inc.............................      103,200        3,012,408
 Goodyear Tire & Rubber Co.............................      493,200       14,357,052
 Greenpoint Financial Corp.............................      265,700       10,093,943
 Harris Corp...........................................      151,400        4,302,788
 Hasbro, Inc...........................................       79,000        1,185,000
 *Healthsouth Corp.....................................    1,481,200       18,811,240
 *Hearst-Argyle Television, Inc........................      238,600        5,065,478
 Heller Financial, Inc.................................       62,600        2,153,440
 Helmerich & Payne, Inc................................      151,600        5,994,264
 Hibernia Corp.........................................      301,300        4,905,164
 Hollinger International, Inc. Class A.................      268,700        4,137,980
 Horton (D.R.), Inc....................................      429,877        8,864,064
 *Humana, Inc..........................................      618,900        5,910,495
 Huntington Bancshares, Inc............................       11,000          164,725
 *i2 Technologies Inc..................................      119,700        2,402,978
 IBP, Inc..............................................      375,600        7,061,280
 IMC Global, Inc.......................................      445,300        4,938,377
 Independence Community Bank Corp......................       12,500          238,313
 *Ingram Micro, Inc....................................      269,200        3,566,900
 International Paper Co................................    1,230,775       47,077,144
 *JDS Uniphase Corp....................................      316,500        5,288,715
 *K Mart Corp..........................................    1,780,400       20,082,912
 *Key3Media Group, Inc.................................       56,100          544,170
 KeyCorp...............................................      941,600       22,391,248
 Lafarge Corp..........................................      257,500        8,438,275
 *Lear Corp............................................      110,900        3,868,192
 *Level 3 Communications, Inc..........................      195,500        2,190,578
 Liberty Financial Companies, Inc......................      167,500        5,611,250
 Lincoln National Corp.................................      309,400       15,234,856
 Lockheed Martin Corp..................................      489,500       18,742,955
 Loews Corp............................................      646,800       44,622,732
 Longs Drug Stores Corp................................       50,900        1,221,600
 Louisiana-Pacific Corp................................      396,400        4,657,700
 Lubrizol Corp.........................................      182,000        5,647,460
 Lucent Technologies, Inc..............................      807,900        6,366,252
 Lyondell Chemical Co..................................      457,200        7,566,660
 *Mandalay Resort Group................................      296,300        7,493,427
 *Manor Care, Inc......................................      222,000        5,494,500
 MBIA, Inc.............................................      139,650        7,366,538

THE U.S. LARGE CAP VALUE SERIES

CONTINUED

                                                            SHARES             VALUE+
                                                            ------             ------
 Mead Corp.............................................      381,300   $   11,057,700
 *Metromedia Fiber Network, Inc........................      196,800          790,152
 *MGM Grand, Inc.......................................       19,000          597,360
 *MIPS Technologies, Inc., Class B.....................       10,116          166,256
 Mony Group, Inc.......................................       46,200        1,697,850
 Norfolk Southern Corp.................................    1,544,000       34,230,480
 Northrop Grumman Corp.................................      249,000       22,101,240
 *NTL, Inc.............................................       99,000        2,127,510
 Occidental Petroleum Corp.............................      650,800       19,504,476
 *Office Depot, Inc....................................       93,800          857,332
 Old Republic International Corp.......................      337,475        9,526,919
 Omnicare, Inc.........................................      360,300        7,551,888
 Pacific Century Financial Corp........................      337,800        8,333,526
 *Pactiv Corp..........................................      615,100        8,457,625
 *Park Place Entertainment Corp........................      812,800       10,143,744
 Penney (J.C.) Co., Inc................................    1,140,000       23,837,400
 Penzoil Quaker State Co...............................       55,600          842,340
 Phelps Dodge Corp.....................................      287,085       12,976,242
 *Pioneer Natural Resources Co.........................      483,900       10,210,290
 *#Pride International, Inc............................       50,000        1,331,500
 Pulitzer, Inc.........................................        1,700           87,210
 Pulte Corp............................................      127,600        5,155,040
 Questar Corp..........................................      271,400        8,410,686
 Qwest Communications International, Inc...............      381,800       14,027,332
 Rayonier, Inc.........................................       83,000        3,713,420
 Raytheon Co...........................................    1,084,000       32,270,680
 *#Rite Aid Corp.......................................      969,800        8,117,226
 RJ Reynolds Tobacco Holdings, Inc.....................      253,326       15,067,830
 Ryder System, Inc.....................................      279,500        6,132,230
 Safeco Corp...........................................      491,200       13,800,264
 Saint Paul Companies, Inc.............................      695,326       35,183,496
 *Saks, Inc............................................      756,000        8,724,240
 Sears, Roebuck & Co...................................      867,500       34,595,900
 Sensormatic Electronics Corp..........................      196,500        3,094,875
 *Service Corp. International..........................      903,100        6,375,886
 *Six Flags, Inc.......................................      318,000        7,155,000
 *Smurfit-Stone Container Corp.........................      106,626        1,595,658
 Sovereign Bancorp, Inc................................      781,020        8,841,146
 Sprint Corp...........................................       55,900        1,135,329
 St. Joe Corp..........................................        9,100          235,599
 Starwood Hotels and Resorts Worldwide, Inc............      577,500       21,846,825
 Sunoco, Inc...........................................      303,000       11,817,000
 Supervalu, Inc........................................      572,400        8,906,544
 Temple-Inland, Inc....................................      133,700        7,100,807
 *Tenet Healthcare Corp................................       46,800        2,128,932
 Thomas & Betts Corp...................................      106,500        2,224,785
 Tidewater, Inc........................................      100,900        4,733,219
 *Toys R Us, Inc.......................................      819,300       22,694,610
                                                            SHARES             VALUE+
                                                            ------             ------

 TRW, Inc..............................................       30,000   $    1,300,800
 Tyson Foods, Inc. Class A.............................      488,200        6,219,668
 UAL Corp..............................................      190,500        7,092,315
 Ultramar Diamond Shamrock Corp........................      265,400       13,309,810
 Union Pacific Corp....................................      826,200       47,506,500
 Unionbancal Corp......................................        2,000           64,200
 *United Rentals, Inc..................................      294,300        6,789,501
 Unitrin, Inc..........................................      223,800        8,713,653
 UnumProvident Corp....................................      843,189       27,327,755
 USX-Marathon Group, Inc...............................      916,450       29,647,158
 USX-US Steel Group....................................      329,400        6,429,888
 *#Valero Energy Corp..................................      118,500        5,224,665
 Valhi, Inc............................................      158,500        1,989,175
 *Venator Group, Inc...................................      590,000        7,847,000
 *VeriSign, Inc........................................       11,000          621,720
 *Vishay Intertechnology, Inc..........................      182,616        3,761,890
 Visteon Corp..........................................      280,969        4,838,286
 Wallace Computer Services, Inc........................       31,000          531,340
 *WebMD Corp...........................................      321,200        2,185,766
 Weis Markets, Inc.....................................       20,800          727,584
 Wesco Financial Corp..................................       13,540        4,304,366
 Westvaco Corp.........................................      399,350       10,159,464
 Weyerhaeuser Co.......................................      183,800       10,515,198
 *Worldcom, Inc........................................      709,300       12,657,459
 Worthington Industries, Inc...........................      140,800        1,619,200
 York International Corp...............................      137,800        4,857,450
                                                                       --------------
TOTAL COMMON STOCKS
  (Cost $1,577,841,941)................................                 1,843,880,779
                                                                       --------------

TEMPORARY CASH INVESTMENTS -- (0.3%)
                                                             FACE
                                                            AMOUNT
                                                            ------
                                                            (000)
 Repurchase Agreement, PNC Capital Markets Inc. 3.87%,
   06/01/01 (Collateralized by U.S. Treasury Notes
   6.50%, 05/31/02, valued at $6,440,075) to be
   repurchased at $6,344,682
   (Cost $6,344,000)...................................   $    6,344        6,344,000
                                                                       --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $1,584,185,941)++..............................                $1,850,224,779
                                                                       ==============

--------------------------------------------------------------------------------
   +  See Note B to Financial Statements.
   *  Non-Income Producing Securities
   #  Total or Partial Securities on Loan
  ++  The cost for federal income tax purposes is $1,584,355,398.

                See accompanying Notes to Financial Statements.

                       THE DFA INTERNATIONAL VALUE SERIES

                            SCHEDULE OF INVESTMENTS

                                  MAY 31, 2001
                                  (UNAUDITED)

                                                            SHARES             VALUE+
                                                            ------             ------
JAPAN -- (23.6%)
COMMON STOCKS -- (23.6%)
 AIOI Insurance Co., Ltd...............................      928,735   $    3,009,283
 Aichi Bank, Ltd.......................................       10,500          629,187
 #Aisin Seiki Co., Ltd.................................      137,000        2,054,654
 Amada Co., Ltd........................................      376,000        2,186,635
 Amano Corp............................................      115,000          857,516
 Aomori Bank, Ltd......................................      170,000          681,030
 Aoyama Trading Co., Ltd...............................       41,100          649,949
 Asahi Bank, Ltd.......................................      285,000          729,170
 *Ashikaga Bank, Ltd...................................      808,000        1,210,436
 Autobacs Seven Co., Ltd...............................       10,300          277,394
 Awa Bank, Ltd.........................................      196,600          886,868
 #Bank of Fukuoka, Ltd.................................       63,000          267,758
 #Bank of Kyoto, Ltd...................................      347,400        1,555,435
 #Bank of Nagoya, Ltd..................................      185,000          952,870
 Bank of Osaka, Ltd....................................      104,000          143,545
 Bank of Yokohama, Ltd.................................      978,000        3,736,846
 #Best Denki Co., Ltd..................................      153,000          697,913
 Canon Sales Co., Inc..................................      124,900        1,310,809
 Casio Computer Co., Ltd...............................       60,000          393,368
 Chiba Bank, Ltd.......................................      941,000        3,959,771
 Chudenko Corp.........................................       84,460        1,307,915
 Chugoku Bank, Ltd.....................................      238,800        1,629,918
 Chuo Trust and Banking Co., Ltd.......................       81,000          147,248
 Citizen Watch Co., Ltd................................      318,000        2,063,441
 Coca-Cola West Japan Co., Ltd.........................        7,000          164,955
 Cosmo Oil Co., Ltd....................................      764,000        2,154,015
 Dai Nippon Printing Co., Ltd..........................       58,000          790,776
 Daicel Chemical Industries, Ltd.......................      485,000        1,689,867
 Daido Steel Co., Ltd..................................      126,000          334,035
 *#Daiei, Inc..........................................       71,000          135,642
 Daimaru, Inc..........................................       79,000          299,192
 Daishi Bank, Ltd......................................      355,000        1,150,269
 Daito Trust Construction Co., Ltd.....................      180,784        3,560,298
 Daiwa Bank, Ltd.......................................      500,000          580,710
 #Daiwa House Industry Co., Ltd........................      663,000        5,384,573
 #Dowa Fire & Marine Insurance Co., Ltd................      383,000        1,827,647
 Ehime Bank, Ltd.......................................      143,000          521,116
 Ezaki Glico Co., Ltd..................................      174,600        1,013,920
 Fuji Photo Film Co., Ltd..............................      355,000       14,968,440
 Fukui Bank, Ltd.......................................      343,000          877,563
 Fukuoka City Bank, Ltd................................      264,532          790,346
 Fukuyama Transporting Co., Ltd........................      266,000        1,085,760
 Futaba Corp...........................................       16,000          453,796
 #Futaba Industrial Co., Ltd...........................       85,000        1,108,820
 General Sekiyu KK.....................................       41,110          306,889
 Gunma Bank, Ltd.......................................      146,000          670,897
 Gunze, Ltd............................................       24,000           99,983
 Hachijuni Bank, Ltd...................................       57,000          293,587
 Hankyu Department Stores, Inc.........................       54,000          273,136
 Hanshin Electric Railway Co., Ltd.....................      141,000          348,881
 Heiwa Corp............................................       12,000          205,521
 Higo Bank, Ltd........................................      308,000        1,052,415
 *Hino Motors, Ltd.....................................      158,000          767,261
 #Hiroshima Bank, Ltd..................................      593,000        2,011,269
 Hitachi Maxell, Ltd...................................       96,000        1,367,851
 Hitachi Metals, Ltd...................................      360,000        1,520,956
                                                            SHARES             VALUE+
                                                            ------             ------

 Hitachi, Ltd..........................................    3,717,000   $   38,289,918
 Hokkoku Bank, Ltd.....................................      102,000          381,148
 #Hokuetsu Paper Mills, Ltd............................      162,000        1,056,640
 Hokuriku Bank, Ltd....................................      891,000        1,642,224
 House Foods Corp......................................      117,000        1,364,770
 Hyakugo Bank, Ltd. (105th Bank).......................      258,000          922,824
 Hyakujishi Bank, Ltd..................................      314,000        1,693,940
 Inax Corp.............................................      309,000        2,236,492
 Ishikawajima-Harima Heavy Industries Co., Ltd.........      180,000          428,716
 Itoham Foods, Inc.....................................      288,000          969,534
 Iyo Bank, Ltd.........................................       60,000          331,762
 Izumi Co., Ltd........................................       19,000          161,505
 Japan Airport Terminal Co., Ltd.......................       29,000          287,266
 Joyo Bank, Ltd........................................      245,000          746,423
 Juroku Bank, Ltd......................................      349,000        1,342,308
 Kagoshima Bank, Ltd...................................      266,000        1,005,168
 Kajima Corp...........................................      826,000        2,294,058
 Kamigumi Co., Ltd.....................................      357,000        1,637,477
 Kandenko Co., Ltd.....................................      266,000        1,296,196
 Kansai Paint Co., Ltd., Osaka.........................      108,000          317,219
 *Kawasaki Heavy Industries, Ltd.......................      407,000          589,160
 Kikkoman Corp.........................................      259,000        1,717,657
 Kinden Corp...........................................       77,000          482,789
 #Kissei Pharmaceutical Co., Ltd.......................       41,000          807,440
 *#Kobe Steel, Ltd.....................................    2,632,000        1,617,034
 Koito Manufacturing Co., Ltd..........................      146,000          669,668
 Kokusai Securities Co., Ltd...........................       27,000          215,873
 Kokuyo Co., Ltd.......................................       38,000          435,263
 Komatsu, Ltd..........................................    1,279,000        6,318,574
 #Komori Corp..........................................       74,000          983,387
 #Koyo Seiko Co........................................      198,000        1,053,156
 Kubota Corp...........................................      140,000          518,431
 Kuraray Co., Ltd......................................       38,000          282,394
 Kyushu Matsushita Electric Co., Ltd...................       17,000          154,519
 Lion Corp.............................................      325,000        1,285,558
 Makita Corp...........................................      209,000        1,317,463
 *Marubeni Corp........................................    1,942,000        3,677,411
 Maruichi Steel Tube, Ltd..............................      117,000        1,327,352
 Matsushita Electric Industrial Co., Ltd...............    1,933,000       35,464,905
 Matsushita-Kotobuki Electronics Industries Ltd........       15,000          168,532
 Michinoku Bank, Ltd...................................      187,000        1,056,026
 Mitsubishi Gas Chemical Co., Inc......................      548,000        1,987,780
 Mitsubishi Heavy Industries, Ltd......................      611,000        2,601,969
 Mitsubishi Logistics Corp.............................        3,000           25,223
 Mitsubishi Materials Corp.............................      975,000        2,461,707
 *Mitsubishi Motors Corp...............................      359,000        1,278,042
 Mitsui Chemicals, Inc.................................          800            3,683
 *Mitsui Engineering and Shipbuilding Co., Ltd.........      781,000        1,117,405
 Mori Seiki Co., Ltd...................................      121,000        1,103,888
 Musashino Bank, Ltd...................................       26,000          914,661
 NHK Spring Co., Ltd...................................       71,000          236,029
 *NKK Corp.............................................    2,612,000        2,352,163
 NTN Corp..............................................      398,000        1,095,321
 Namco, Ltd............................................        5,500          118,730
 #Nanto Bank, Ltd......................................      288,000          916,209
 National House Industrial Co., Ltd....................       95,000          505,302

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

                                                            SHARES             VALUE+
                                                            ------             ------
 New Japan Securities Co., Ltd.........................       81,000   $      257,684
 Nichicon Corp.........................................        8,000          108,399
 Nichirei Corp.........................................      366,000        1,376,889
 Nifco, Inc............................................       45,000          479,086
 Nihon Unisys, Ltd.....................................       10,000           98,721
 Nikko Securities Co., Ltd.............................      340,000        2,761,320
 Nippon Fire and Marine Insurance Co., Ltd.............       45,000          166,639
 Nippon Kayaku Co., Ltd................................       53,000          286,366
 Nippon Meat Packers, Inc., Osaka......................        4,000           45,380
 #Nippon Mitsubishi Oil Company........................    1,863,050       11,728,340
 Nippon Paint Co., Ltd.................................       26,000           93,435
 Nippon Sanso Corp.....................................      367,000        1,667,901
 Nippon Shokubai Co., Ltd..............................      163,000          662,590
 #Nishimatsu Construction Co., Ltd.....................      364,000        1,415,317
 #Nishi-Nippon Bank, Ltd...............................       85,540          295,164
 Nissei Sangyo Co., Ltd................................      110,050        1,522,658
 Nisshin Flour Milling Co., Ltd........................       96,000          742,501
 Nisshin Steel Co., Ltd................................    1,318,000        1,297,812
 Nisshinbo Industries, Inc.............................      305,000        1,570,948
 *#Nissho Iwai Corp....................................      544,000          792,055
 Obayashi Corp.........................................      520,000        2,100,656
 Ogaki Kyoritsu Bank, Ltd..............................       50,000          256,691
 Oita Bank, Ltd........................................      145,000          672,404
 Oji Paper Co., Ltd....................................      275,000        1,511,320
 Okumura Corp..........................................       24,000           95,943
 Onward Kashiyama Co., Ltd.............................       17,000          171,688
 Pioneer Electronic Corp...............................      117,000        3,525,164
 #Q.P. Corp............................................      168,000        1,483,185
 Rengo Co., Ltd........................................       23,000           73,363
 Rinnai Corp...........................................        5,500          104,612
 Ryosan Co., Ltd.......................................       53,000          798,435
 San In Godo Bank, Ltd.................................      222,000        1,089,261
 Sanyo Shinpan Finance Co., Ltd........................       11,000          427,706
 Sapporo Breweries, Ltd................................       33,000          106,093
 *#Sapporo Hokuyo Holdings, Inc........................           45          265,107
 Sekisui Chemical Co., Ltd.............................      557,000        2,161,059
 Sekisui House, Ltd....................................      938,000        8,588,992
 Seventy-seven (77) Bank, Ltd..........................       38,000          228,665
 #Shiga Bank, Ltd......................................      272,000        1,133,143
 Shikoku Bank, Ltd.....................................       25,000          139,707
 Shima Seiki Manufacturing Co., Ltd....................        5,000           91,525
 Shimachu Co., Ltd.....................................       20,200          287,139
 #Shimadzu Corp........................................      181,000          747,946
 Shimizu Corp..........................................      997,000        3,792,661
 Shiseido Co., Ltd.....................................       41,000          414,072
 Shohkoh Fund & Co., Ltd...............................        3,000          454,469
 Showa Shell Sekiyu KK.................................      110,000          824,861
 *Snow Brand Milk Products Co., Ltd....................      419,000        1,516,327
 Sumitomo Corp.........................................      430,000        3,079,700
 Sumitomo Forestry Co., Ltd............................      139,000          885,566
 *Sumitomo Metal Industries, Ltd. Osaka................    1,481,000          997,139
 Sumitomo Metal Mining Co., Ltd........................      313,000        1,522,589
 Sumitomo Osaka Cement Co., Ltd........................       42,000          103,922
 Sumitomo Realty & Development Co., Ltd................      488,000        2,579,229
 Sumitomo Rubber.......................................       22,000          110,167
 Sumitomo Trust & Banking Co., Ltd.....................       21,000          135,911
 Suzuken Co., Ltd......................................        7,000          200,892
 Taiheiyo Cement Corp..................................    1,209,800        2,575,992
 Taisei Corp...........................................    1,325,000        3,111,219
 Takashimaya Co., Ltd..................................      214,000        1,507,474
 Tanabe Seiyaku Co., Ltd...............................      167,000        1,728,749
                                                            SHARES             VALUE+
                                                            ------             ------

 Teijin, Ltd...........................................      803,000   $    4,838,815
 Teikoku Oil Co., Ltd..................................      346,000        2,140,296
 Toda Corp.............................................      418,000        1,554,923
 Toho Bank, Ltd........................................      240,000          787,746
 Tokuyama Corp.........................................      248,000        1,124,996
 Tokyo Style Co., Ltd..................................      133,000        1,455,142
 Tokyo Tomin Bank, Ltd.................................       30,900          401,788
 Toppan Printing Co., Ltd..............................      100,000        1,106,716
 Toshiba TEC Corp......................................      345,000        1,007,532
 Tostem Corp...........................................      188,000        3,275,206
 Toto, Ltd.............................................      247,000        1,860,503
 Toyo Ink Manufacturing Co., Ltd.......................       29,000           93,478
 Toyo Seikan Kaisha, Ltd...............................      287,600        4,436,718
 Toyo Suisan Kaisha, Ltd...............................      116,000        1,046,558
 Toyoda Machine Works, Ltd.............................       38,000          218,751
 #Toyota Auto Body Co., Ltd............................       86,000          919,206
 Toyota Tsusho Corp....................................      314,000        1,249,975
 *Tsubasa Securities Co. Ltd...........................       28,000           89,783
 UNY Co., Ltd..........................................       19,000          215,713
 *#Ufj Holdings, Inc...................................          432        2,454,132
 Victor Co. of Japan, Ltd..............................      246,000        1,691,483
 Wacoal Corp...........................................      149,000        1,454,637
 Yamagata Bank, Ltd....................................      153,700          685,583
 Yamaguchi Bank, Ltd...................................      133,000          875,324
 Yamaha Corp...........................................       60,000          625,147
 Yamatake-Honeywell Co., Ltd...........................       87,000          885,962
 Yamazaki Baking Co., Ltd..............................       64,000          463,760
 Yasuda Trust & Banking Co., Ltd.......................    1,434,000        1,182,730
 Yokogawa Electric Corp................................      337,000        3,360,924
 *Yokohama Rubber Co., Ltd.............................      410,000          931,661
                                                                       --------------
TOTAL COMMON STOCKS
  (Cost $412,452,600)..................................                   335,820,773
                                                                       --------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Japanese Yen
   (Cost $40,114)......................................                        40,727
                                                                       --------------
TOTAL -- JAPAN
  (Cost $412,492,714)..................................                   335,861,500
                                                                       --------------
UNITED KINGDOM -- (20.7%)
COMMON STOCKS -- (20.4%)
 3I Group P.L.C........................................       97,357        1,680,434
 *AWG P.L.C............................................      151,281        1,209,959
 Abbey National P.L.C..................................      193,192        3,331,852
 Aggregate Industries P.L.C............................    1,356,006        1,690,389
 Alliance & Leicester P.L.C............................      348,000        3,767,143
 Allied Domecq P.L.C...................................      749,994        4,634,736
 Antofagasta Holdings P.L.C............................      216,000        1,595,640
 Arriva P.L.C..........................................      125,700          575,002
 Associated British Foods P.L.C........................      770,096        4,408,876
 Associated British Ports Holdings P.L.C...............      375,400        2,245,196
 BAA P.L.C.............................................    1,115,707        9,620,924
 BG Group P.L.C........................................    2,666,548       10,341,653
 BOC Group P.L.C.......................................      148,537        2,236,755
 BPB P.L.C.............................................      458,500        1,654,440
 Barclays P.L.C........................................      152,523        4,582,723
 Barratt Developments P.L.C............................      226,000        1,155,816
 Bass P.L.C............................................      741,870        8,199,462
 Berkeley Group P.L.C..................................      124,712        1,444,808
 Blue Circle Industries P.L.C..........................      309,158        2,149,865
 Bodycote International P.L.C..........................      210,360          809,861
 Britannic P.L.C.......................................      190,600        2,508,686
 British Airways P.L.C.................................    1,028,331        5,354,080

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CONTINUED

                                                            SHARES             VALUE+
                                                            ------             ------
 British Land Co. P.L.C................................      502,381   $    3,711,201
 Brixton Estate P.L.C..................................      235,685          773,431
 CGU P.L.C.............................................    1,945,330       25,535,430
 *Canary Wharf Group P.L.C.............................      468,000        3,537,003
 Caradon P.L.C.........................................      474,003        1,255,850
 Chelsfield P.L.C......................................      241,178        1,255,711
 Cookson Group P.L.C...................................      638,394        1,482,806
 Corus Group P.L.C.....................................    3,039,927        3,109,378
 DeVere Group P.L.C....................................      106,442          488,798
 Debenhams P.L.C.......................................      313,716        2,079,056
 Enterprise Oil P.L.C..................................      354,000        3,143,122
 *Fairbar, Ltd.........................................      514,078        1,679,712
 Glynwed International P.L.C...........................      143,000          497,714
 Great Portland Estates P.L.C..........................      118,365          499,411
 Great Universal Stores P.L.C..........................      819,700        6,893,735
 HSBC Holdings P.L.C...................................       84,764        1,057,265
 Halifax P.L.C.........................................      130,000        1,477,445
 Hammerson P.L.C.......................................      280,000        2,042,567
 Hanson P.L.C..........................................      599,300        4,214,319
 Hilton Group P.L.C....................................    1,251,117        4,385,640
 IMI P.L.C.............................................       24,000           85,919
 Independent Insurance Group P.L.C.....................      130,000          215,153
 Innogy Holdings PLC...................................      555,400        1,777,250
 Invensys P.L.C........................................        3,555            7,171
 Johnson Matthey P.L.C.................................      178,000        2,462,957
 Kelda Group P.L.C.....................................      161,510          853,533
 Lattice Group PLC.....................................    2,666,548        5,114,004
 Liberty International P.L.C...........................      282,297        2,169,609
 London Merchant Securities P.L.C......................      143,000          323,006
 MFI Furniture Group P.L.C.............................      350,900          626,858
 Marks & Spencer P.L.C.................................    1,937,807        6,895,983
 Mersey Docks & Harbour Co. P.L.C......................       53,050          402,443
 Millennium and Copthorne Hotels P.L.C.................      274,000        1,558,946
 Morgan Crucible Company P.L.C.........................      135,951          619,962
 *National Power P.L.C.................................      755,400        3,342,820
 Northern Foods P.L.C..................................      433,000          848,877
 #Northern Rock P.L.C..................................      344,000        2,514,327
 P & 0 Princess Cruises P.L.C..........................      495,978        2,536,547
 Peninsular & Oriental Steam Navigation Co.............      663,261        2,789,036
 Pennon Group P.L.C....................................       49,207          429,213
 Pilkington P.L.C......................................    1,175,520        1,928,812
 Pillar Property P.L.C.................................       84,000          459,429
 Powergen P.L.C........................................      558,646        5,745,835
 RMC Group P.L.C.......................................      257,000        2,628,715
 Railtrack Group P.L.C.................................      352,000        2,127,748
 Rank Group P.L.C......................................      793,530        2,558,981
 Rexam P.L.C...........................................      427,808        1,877,956
 Rio Tinto P.L.C.......................................      510,622       10,191,868
 Rolls-Royce P.L.C.....................................    1,016,036        3,428,078
 Royal & Sun Alliance Insurance Group P.L.C............    1,559,942       10,271,553
 Royal Bank of Scotland Group P.L.C....................      203,111        4,674,406
 #Safeway P.L.C........................................    1,116,713        6,083,939
 Sainsbury (J.) P.L.C..................................    1,717,331       10,600,387
 Scottish & Newcastle P.L.C............................      589,390        4,324,651
 Severn Trent P.L.C....................................      210,597        2,133,141
 Signet Group P.L.C....................................      803,000          872,680
 Slough Estates P.L.C..................................      403,200        2,122,202
 Smith (W.H.) P.L.C....................................      203,000        1,489,513
 Stagecoach Holdings P.L.C.............................    1,283,897        1,235,712
 Tate & Lyle P.L.C.....................................      469,100        1,666,032
 #Taylor Woodrow P.L.C.................................      555,439        1,546,573
                                                            SHARES             VALUE+
                                                            ------             ------

 Tesco P.L.C...........................................    4,001,409   $   14,154,359
 Thistle Hotels P.L.C..................................      466,707          815,506
 Trinity P.L.C.........................................      183,450        1,179,273
 Unilever P.L.C........................................      400,000        3,048,651
 Uniq P.L.C............................................      116,800          345,131
 United Utilities P.L.C................................      265,595        2,509,109
 Waste Recycling Group P.L.C...........................      133,875          914,792
 Whitbread P.L.C.......................................      308,446        2,870,116
 Wilson Bowden P.L.C...................................       96,900        1,121,913
 Wimpey (George) P.L.C.................................      360,900        1,066,420
 *Wincanton P.L.C......................................      116,800          318,583
 Wolseley P.L.C........................................      484,699        3,429,094
 XANSA P.L.C...........................................      244,000        1,311,999
                                                                       --------------
TOTAL COMMON STOCKS
  (Cost $262,572,388)..................................                   290,944,665
                                                                       --------------
INVESTMENT IN CURRENCY -- (0.3%)
 *British Pound Sterling
   (Cost $4,224,638)...................................                     4,211,098
                                                                       --------------
TOTAL -- UNITED KINGDOM
  (Cost $266,797,026)..................................                   295,155,763
                                                                       --------------
FRANCE -- (10.2%)
COMMON STOCKS -- (10.2%)
 *#AGF (Assurances Generales de France SA).............      115,514        6,564,964
 *Banque Nationale de Paris............................      324,843       28,222,556
 Cie de Saint-Gobain...................................       65,436        9,756,219
 Club Mediterranee SA..................................        1,700          108,503
 Compagnie Francaise D'Assurance Pour Le Commerce
   Exterieur SA........................................        1,200           85,440
 #Credit Lyonnais SA...................................       57,100        1,965,477
 De la Rue Imperiale de Lyon...........................          500          728,949
 Dior (Christian) SA...................................      124,400        4,919,988
 Eiffage SA............................................        1,750          116,812
 Eridania Beghin-Say SA................................       18,900        1,702,919
 Esso SA...............................................          686           50,064
 *Euro Disney SCA......................................       85,351           70,175
 Fimalac SA............................................       15,988          553,315
 Fonciere Lyonnaise SA.................................       10,950          310,927
 #Generale des Establissements Michelin SA Series B....       87,500        3,048,980
 *Groupe Danone........................................       85,000       11,095,289
 Groupement pour le Financement de la Construction
   SA..................................................        3,400          293,953
 #Imerys SA............................................       11,000        1,110,461
 L'Air Liquide.........................................        7,865        1,081,879
 #LaFarge SA...........................................       21,804        2,036,652
 Lafarge SA............................................       76,032        6,969,826
 *Lapeyre SA...........................................       12,300          604,689
 Pechiney SA Series A..................................       55,475        3,004,673
 #Pernod-Ricard SA.....................................       38,900        2,670,752
 #Peugeot SA...........................................       37,150       10,293,729
 #Rallye SA............................................       18,020          928,661
 #Remy Cointreau SA....................................       28,750          904,088
 SEB SA................................................        9,000          436,734
 SEB SA Prime Fidelite 2002............................        7,300          365,996
 Societe des Ciments de Francais.......................       24,900        1,129,151
 Societe Financiere Interbail SA.......................       11,550          320,621
 #Societe Generale, Paris..............................      281,728       16,775,494
 Ste BIC...............................................       10,800          384,478
 #Suez (ex Suez Lyonnaise des Eaux)....................      150,000        4,577,125
 Thomson-CSF...........................................       69,203        2,833,746
 #Total SA.............................................       98,000       14,279,103

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CONTINUED

                                                            SHARES             VALUE+
                                                            ------             ------
 UNIBAIL (Union du Credit Bail Immobiliere )...........        1,400   $      223,686
 #Usinor SA............................................      167,800        2,146,249
 #Valeo SA.............................................       53,800        2,325,688
 Vivendi Universal SA..................................        7,300          465,926
                                                                       --------------
TOTAL COMMON STOCKS
  (Cost $96,476,954)...................................                   145,463,937
                                                                       --------------
RIGHTS/WARRANTS -- (0.0%)
 *Banque Nationale de Paris CVG Rights 07/15/02
   (Cost $226,784).....................................       58,864          334,290
                                                                       --------------
TOTAL -- FRANCE
  (Cost $96,703,738)...................................                   145,798,227
                                                                       --------------
GERMANY -- (9.9%)
COMMON STOCKS -- (9.9%)
 #BASF AG..............................................      640,050       25,986,536
 BHW Holding AG, Berlin................................      130,000        3,470,986
 Bankgesellschaft Berlin AG............................      233,550        1,874,687
 #Bayer AG.............................................      168,100        6,675,384
 #Bayerische Vereinsbank AG............................      290,000       14,011,087
 Berliner Kraft & Licht Bewag AG.......................      177,600        2,009,663
 #Commerzbank AG.......................................      408,050       10,203,152
 Continental AG........................................       44,100          614,899
 DBV Holding AG........................................       44,000        1,491,804
 #DaimlerChrysler AG, Stuttgart........................       15,400          706,182
 #Degussa AG...........................................        7,800          224,126
 #Deutsche Bank AG.....................................      359,305       27,622,916
 #Deutsche Lufthansa AG................................      305,250        5,614,543
 Deutsche Pfandbrief und Hypothekenbank AG, Depfa......       46,400        3,209,276
 #Dresdner Bank AG.....................................      331,200       14,626,049
 #Dyckerhoff AG........................................       29,750          693,456
 FPB Holding AG........................................        5,789          742,406
 #Fresenius Medical Care AG............................       27,600        1,887,911
 Heidelberger Druckmaschinen AG........................        4,200          213,599
 Heidelberger Zement AG, Heidelberg....................       27,170        1,282,755
 Hochtief AG...........................................       91,150        1,939,230
 Karstadt Quelle AG....................................       70,000        2,183,458
 Linde AG..............................................       76,000        3,272,474
 #MAN AG...............................................      140,000        3,334,520
 #Merck KGAA...........................................       58,000        1,964,010
 SCA Hygiene Products AG...............................        3,550          661,988
 Thyssen Krupp AG......................................      108,750        1,613,119
 Vereins & Westbank AG.................................       73,187        2,034,730
 *#Volkswagen AG.......................................       15,550          764,465
                                                                       --------------
TOTAL -- GERMANY
  (Cost $118,986,142)..................................                   140,929,411
                                                                       --------------
NETHERLANDS -- (7.5%)
COMMON STOCKS -- (7.5%)
 ABN-AMRO Holding NV...................................    1,368,798       26,162,839
 Buhrmann NV...........................................       84,927        1,349,727
 DSM NV................................................      129,437        4,779,091
 *Fortis (NL)..........................................      573,133       14,151,252
 Ing Groep NV..........................................      719,607       46,966,162
 *KLM (Koninklijke Luchtvaart Mij) NV..................       61,019        1,153,371
 *Koninklijke KPN NV...................................       43,622          407,840
 Koninklijke Philips Electronics NV....................      392,656       10,763,443
 Koninklijke Vendex KBB NV.............................       11,723          155,508
                                                            SHARES             VALUE+
                                                            ------             ------

 Koninklijke Vopak NV..................................       38,986   $      883,958
 NV Holdingsmij de Telegraaf...........................        6,800          118,446
                                                                       --------------
TOTAL -- NETHERLANDS
  (Cost $58,180,167)...................................                   106,891,637
                                                                       --------------
SWITZERLAND -- (6.5%)
COMMON STOCKS -- (6.5%)
 #Ascom Holding AG.....................................       70,500        3,591,746
 #Baloise-Holding, Basel...............................       26,676       26,853,986
 *Banque Cantonale Vaudois.............................        5,795        1,640,920
 Bobst SA, Prilly......................................          513          747,755
 Ciba Spezialitaetenchemie Holding AG..................        3,100          186,187
 Financiere Richemont AG...............................        8,973       22,031,998
 Fischer (Georg) AG, Schaffhausen......................       12,987        3,293,749
 Givaudan SA, Vernier..................................          892          240,398
 #Helvetia Patria Holding, St. Gallen..................        4,830        4,280,698
 Intershop Holding AG, Zuerich.........................        5,400        2,407,986
 #Jelmoli Holding AG, Zuerich..........................          500          647,982
 #Pargesa Holding SA, Geneve...........................        1,935        4,055,451
 Rieters Holdings......................................          210           51,036
 *#Sairgroup, Zuerich..................................       37,480        2,606,216
 Schindler Holding AG, Hergiswil Partizipsch...........        3,469        5,110,599
 Schweizerische Lebensversicherungs und
   Rentenanstalt.......................................          550          373,712
 Sig Holding AG (Ex Sig Schweizerische Industrie
   Gesellschaft-Holding AG), Neu Hausen Am Reinfall....       40,330        4,158,821
 Sika Finanz AG, Baar..................................        1,280          356,739
 Sulzer AG, Winterthur.................................        8,280        3,170,716
 Sulzer Medic AG.......................................          400           40,412
 UBS AG................................................       14,000        2,091,381
 Unaxis Holding AG.....................................       10,000        1,688,935
 #Zurich Versicherungs-Gesellschaft - Allied AG........        9,364        3,142,159
                                                                       --------------
TOTAL COMMON STOCKS
  (Cost $69,855,294)...................................                    92,769,582
                                                                       --------------
RIGHTS/WARRANTS/OPTIONS -- (0.0%)
 *Baloise-Holding, Basel Options 06/08/01
   (Cost $117,933).....................................       26,676          105,572
                                                                       --------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Swiss Francs
   (Cost $7,300).......................................                         7,247
                                                                       --------------
TOTAL -- SWITZERLAND
  (Cost $69,980,527)...................................                    92,882,401
                                                                       --------------
ITALY -- (3.7%)
COMMON STOCKS -- (3.7%)
 Banca di Roma SpA.....................................    1,792,125        6,714,127
 #Banca Intesa SpA, Milano.............................    5,900,211       21,954,880
 #Banca Popolare di Milano.............................      224,400          937,710
 Banca Popolare di Verona-Banco San Geminiano e San
   Prospero Scarl......................................       36,000          353,354
 #Banca Toscana........................................      607,000        2,186,636
 #Buzzi Unicem SpA.....................................       63,000          605,554
 CIR SpA (Cie Industriale Riunite), Torino.............      400,000          598,417
 #Cia Assicuratrice Unipol SpA.........................       43,500          135,686
 #Fiat SpA.............................................      399,789        9,088,424
 #IFIL Finanziaria Partecipazioni SpA..................      510,187        3,308,185

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

                                                            SHARES             VALUE+
                                                            ------             ------
 #Italcementi Fabriche Riunite Cemento SpA, Bergamo....      378,560   $    3,240,821
 Milano Assicurazioni SpA..............................      199,000          615,666
 Parmalat Finanziaria SpA..............................      468,000        1,328,892
 Rinascente per l'Esercizio di Grande Magazzini SpA....      123,500          605,053
 #SAI SpA (Sta Assicuratrice Industriale), Torino......       37,000          526,251
 #SNIA SpA.............................................      305,000          610,114
                                                                       --------------
TOTAL -- ITALY
  (Cost $41,315,971)...................................                    52,809,770
                                                                       --------------
SPAIN -- (3.0%)
COMMON STOCKS -- (3.0%)
 Aceralia Corporacion Siderurgica SA...................       22,500          282,828
 Acerinox SA...........................................      154,740        4,852,922
 Aumar (Autopistas del Mare Nostrum SA)................      176,800        3,111,061
 Autopistas Concesionaria Espanola SA..................      476,478        4,802,017
 Azucarera Ebro Agricolas SA...........................      111,600        1,200,397
 Banco Pastor SA, La Coruna............................       39,600        1,529,248
 Cia Espanola de Petroleous SA.........................      449,382        5,142,193
 Corporacion Mapfre Compania Internacional de
   Reaseguros SA, Majadah Onda.........................       36,300          741,827
 Endesa SA, Madrid.....................................      190,892        3,116,327
 Grupo Dragados SA, Madrid.............................      456,567        5,723,632
 Iberdrola SA..........................................      535,000        6,938,158
 Metrovacesa SA........................................       94,462        1,440,414
 *Metrovacesa SA Issue 2001............................        4,723           70,938
 Repsol SA.............................................       15,800          282,042
 Sol Melia SA..........................................        2,400           21,746
 *Terra Networks SA....................................        8,000           62,046
 Union Electrica Fenosa SA.............................      230,000        4,113,479
                                                                       --------------
TOTAL -- SPAIN
  (Cost $36,464,190)...................................                    43,431,275
                                                                       --------------
HONG KONG -- (2.7%)
COMMON STOCKS -- (2.7%)
 #Amoy Properties, Ltd.................................    4,570,500        4,980,801
 Great Eagle Holdings, Ltd.............................      724,281        1,021,448
 Hang Lung Development Co., Ltd........................    2,126,000        2,003,397
 Hysan Development Co., Ltd............................    1,735,350        2,291,611
 Kerry Properties, Ltd.................................    1,289,241        1,553,740
 New World Development Co., Ltd........................    2,269,214        2,909,323
 New World Infrastructure, Ltd.........................      880,800          660,617
 Shangri-La Asia, Ltd..................................    2,982,000        2,714,454
 Sino Land Co., Ltd....................................    4,976,107        2,264,825
 Swire Pacific, Ltd. Series A..........................    1,062,000        5,800,303
 Tsim Sha Tsui Properties, Ltd.........................    1,352,000          944,691
 Wharf Holdings, Ltd...................................    3,776,914        8,522,486
 Wheelock and Co., Ltd.................................    3,243,000        2,702,569
                                                                       --------------
TOTAL COMMON STOCKS
  (Cost $56,018,241)...................................                    38,370,265
                                                                       --------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Hong Kong Dollars
   (Cost $16,274)......................................                        16,274
                                                                       --------------
TOTAL -- HONG KONG
  (Cost $56,034,515)...................................                    38,386,539
                                                                       --------------
                                                            SHARES             VALUE+
                                                            ------             ------

SWEDEN -- (2.5%)
COMMON STOCKS -- (2.5%)
 #Assidomaen AB........................................      213,850   $    4,538,678
 Electrolux AB Series B................................        4,700           69,411
 Gambro AB Series A....................................      351,000        2,510,335
 Gambro AB Series B....................................      125,700          881,487
 Holmen AB Series A....................................        6,300          128,735
 #Holmen AB Series B...................................      119,200        2,419,143
 NCC AB Series A.......................................       45,400          333,132
 *#Perstorp AB Series B................................       77,800          700,947
 SSAB Swedish Steel Series A...........................      129,900        1,254,806
 SSAB Swedish Steel Series B...........................       48,000          436,919
 Skandinaviska Enskilda Banken Series A................      196,000        1,811,395
 Skandinaviska Enskilda Banken Series C................        9,800           86,474
 *Svedala Industri AB..................................       28,700          481,164
 Svenska Cellulosa AB Series A.........................       57,000        1,241,514
 #Svenska Cellulosa AB Series B........................      266,500        5,829,376
 Svenska Handelsbanken Series A........................       60,000          835,943
 Svenska Kullagerfabriken AB Series A..................       68,400        1,041,919
 #Svenska Kullagerfabriken AB Series B.................       89,700        1,516,344
 Volvo AB Series A.....................................      194,100        2,956,673
 Volvo AB Series B.....................................      373,100        5,891,259
                                                                       --------------
TOTAL COMMON STOCKS
  (Cost $41,546,782)...................................                    34,965,654
                                                                       --------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Swedish Krona
   (Cost $111,553).....................................                       109,725
                                                                       --------------
TOTAL -- SWEDEN
  (Cost $41,658,335)...................................                    35,075,379
                                                                       --------------
AUSTRALIA -- (2.2%)
COMMON STOCKS -- (2.1%)
 AMP, Ltd..............................................      193,473        1,988,845
 *AXA Asia Pac Hldgs...................................      878,000        1,259,486
 Amcor, Ltd............................................      631,968        2,130,244
 CSR, Ltd..............................................      960,297        3,017,934
 Commonwealth Bank of Australia........................       47,133          745,405
 Goodman Fielder, Ltd..................................    1,267,296          815,820
 Hanson P.L.C..........................................       65,823          466,775
 *Lion Nathan, Ltd.....................................      476,400        1,014,223
 MIM Holdings..........................................    1,720,362        1,081,320
 Mirvac, Ltd...........................................      562,137        1,011,540
 Normandy Mining, Ltd..................................    1,874,216          950,019
 *One Tel Ltd..........................................    1,004,200           81,443
 Orica, Ltd............................................      220,333          501,462
 Publishing and Broadcasting, Ltd......................      156,241          724,651
 Quantas Airways, Ltd..................................    1,065,767        1,917,799
 Santos, Ltd...........................................      604,627        2,031,953
 Seven Network, Ltd....................................      193,871          670,208
 Smith (Howard), Ltd...................................      161,106          764,445
 #St. George Bank, Ltd.................................      341,878        2,668,382
 Stockland Trust Group.................................      168,290          336,952
 WMC, Ltd..............................................    1,077,515        4,888,312
 Westpac Banking Corp..................................       15,961          112,457
                                                                       --------------
TOTAL COMMON STOCKS
  (Cost $31,223,968)...................................                    29,179,675
                                                                       --------------

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

                                                            SHARES             VALUE+
                                                            ------             ------
INVESTMENT IN CURRENCY -- (0.1%)
 *Australian Dollar
   (Cost $1,631,087)...................................                $    1,605,027
                                                                       --------------
PREFERRED STOCKS -- (0.0%)
 Village Roadshow, Ltd. 2% Class A
   (Cost $131).........................................           99               59
                                                                       --------------
RIGHTS/WARRANTS/OPTIONS -- (0.0%)
 *AMP, Ltd. Contingent Rights..........................      161,533                0
 *Mirvac, Ltd. Options 06/29/01........................       15,270                8
                                                                       --------------
TOTAL RIGHTS/WARRANTS/OPTIONS
  (Cost $0)............................................                             8
                                                                       --------------
TOTAL -- AUSTRALIA
  (Cost $32,855,186)...................................                    30,784,769
                                                                       --------------
FINLAND -- (1.9%)
COMMON STOCKS -- (1.9%)
 Fortum Oyj............................................    1,071,385        4,949,269
 Huhtamaki Van Leer Oyj................................        9,700          238,434
 Kesko Oyj.............................................      232,100        1,721,401
 Metra Oyj Series B....................................       95,400        2,053,908
 #Metsa-Serla Oyj Series B.............................      437,500        3,189,154
 Metso Oyj.............................................      171,757        1,841,637
 #Outokumpu Oyj Series A...............................      351,300        3,126,558
 #Pohjola Group Insurance Corp. Series A...............        9,200          198,461
 Stora Enso Oyj Series A...............................      139,100        1,591,695
 Stora Enso Oyj Series R...............................      408,700        4,728,640
 Upm-Kymmene Oyj.......................................      128,500        4,079,002
                                                                       --------------
TOTAL -- FINLAND
  (Cost $28,616,354)...................................                    27,718,159
                                                                       --------------
DENMARK -- (1.4%)
COMMON STOCKS -- (1.4%)
 Carlsberg A.S. Series B...............................       38,150        1,713,057
 Danisco A.S...........................................       52,630        1,830,775
 Danske Bank A.S.......................................      631,253        9,974,668
 *Jyske Bank A.S.......................................       49,950        1,061,836
 Nordic Baltic Holding AB..............................      925,918        5,157,614
                                                                       --------------
TOTAL -- DENMARK
  (Cost $15,091,673)...................................                    19,737,950
                                                                       --------------
BELGIUM -- (1.1%)
COMMON STOCKS -- (1.1%)
 *Banque Bruxelles Lambert VVPR........................          128                3
 Bekaert SA............................................       34,000        1,172,354
 *Fortis AG............................................       32,270          325,495
 *Fortis AG VVPR.......................................      290,430            2,462
 *Glaverbel SA VVPR....................................           22                0
 *Groupe Bruxelles Lambert.............................       55,500        3,024,844
 Heidelberger Zement AG................................        7,666          376,874
 *Heidelberger Zement AG VVPR..........................        7,666               65
 Nationale a Portefeuille..............................        4,029          415,952
 Sofina SA.............................................       10,500          394,268
 Solvay SA.............................................      101,490        4,770,059
 Suez (ex Suez Lyonnaise des Eaux).....................       95,400        2,875,472
 *Suez (ex Suez Lyonnaise des Eaux) SA VVPR............       95,400              809
 Tessenderlo Chemie....................................       14,400          360,067
 #Union Miniere SA.....................................       40,200        1,652,596
                                                                       --------------
TOTAL -- BELGIUM
  (Cost $15,783,257)...................................                    15,371,320
                                                                       --------------
                                                            SHARES             VALUE+
                                                            ------             ------

SINGAPORE -- (0.7%)
COMMON STOCKS -- (0.7%)
 Capitaland, Ltd.......................................      517,000   $      645,961
 City Developments, Ltd................................      214,000          786,760
 Fraser & Neave, Ltd...................................      769,000        2,933,476
 *Keppel Capital Holdings, Ltd.........................      284,000          453,757
 Keppel Corp., Ltd.....................................    1,379,000        2,576,843
 Keppel Land, Ltd......................................    1,200,000        1,240,595
 *Neptune Orient Lines, Ltd............................    1,375,000        1,261,886
                                                                       --------------
TOTAL -- SINGAPORE
  (Cost $11,861,003)...................................                     9,899,278
                                                                       --------------
NORWAY -- (0.5%)
COMMON STOCKS -- (0.5%)
 #Bergesen Dy ASA Series A.............................      105,892        2,249,783
 #Den Norske Bank ASA Series A.........................      589,194        2,491,025
 *#Kvaerner ASA........................................       47,956          373,758
 Norsk Hydro ASA.......................................       31,700        1,324,999
 Norske Skogindustrier Asa Series A....................       75,000        1,169,065
                                                                       --------------
TOTAL COMMON STOCKS
  (Cost $7,792,854)....................................                     7,608,630
                                                                       --------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Norwegian Krone
   (Cost $28,225)......................................                        27,331
                                                                       --------------
TOTAL -- NORWAY
  (Cost $7,821,079)....................................                     7,635,961
                                                                       --------------
IRELAND -- (0.4%)
COMMON STOCKS -- (0.4%)
 Allied Irish Banks P.L.C..............................      101,193        1,114,188
 Eircom P.L.C..........................................      253,899          251,794
 Independent News & Media P.L.C........................      504,529        1,111,882
 Irish Permanent P.L.C.................................       35,709          400,742
 Jefferson Smurfit Group P.L.C.........................    1,559,414        2,775,746
                                                                       --------------
TOTAL -- IRELAND
  (Cost $6,347,988)....................................                     5,654,352
                                                                       --------------
PORTUGAL -- (0.3%)
COMMON STOCKS -- (0.3%)
 Banco Espirito Santo e Comercial de Lisboa............       91,145        1,236,095
 Cimpor Cimentos de Portugal SA........................      100,653        2,091,925
 *Jeronimo Martins (Estabelecimentos Jeronimo Martins &
   Filho Administracao e Participacoes Financeiros
   SA).................................................       37,200          255,403
 *Portugal Telecom SA..................................       49,100          389,128
                                                                       --------------
TOTAL -- PORTUGAL
  (Cost $4,051,551)....................................                     3,972,551
                                                                       --------------
AUSTRIA -- (0.2%)
COMMON STOCKS -- (0.2%)
 Bayerische Hypo- Und Vereinsbank AG...................       47,110        2,256,511
 Voest-Alpine Stahl AG.................................       23,100          638,305
                                                                       --------------
TOTAL -- AUSTRIA
  (Cost $3,016,013)....................................                     2,894,816
                                                                       --------------
EMU -- (0.1%)
INVESTMENT IN CURRENCY -- (0.1%)
 *Euro Currency
   (Cost $1,333,464)...................................                     1,318,608
                                                                       --------------

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

NEW ZEALAND -- (0.1%)
                                                            SHARES             VALUE+
                                                            ------             ------
COMMON STOCKS -- (0.1%)
 Carter Holt Harvey, Ltd.
   (Cost $2,002,578)...................................    1,509,500   $    1,073,331
                                                                       --------------
INVESTMENT IN CURRENCY -- (0.0%)
 *New Zealand Dollar
   (Cost $16,478)......................................                        15,810
                                                                       --------------
TOTAL -- NEW ZEALAND
  (Cost $2,019,056)....................................                     1,089,141
                                                                       --------------
MALAYSIA -- (0.0%)
COMMON STOCKS -- (0.0%)
 *Rekapacific Berhad
   (Cost $1,085,453)...................................      691,000           83,647
                                                                       --------------

TEMPORARY CASH INVESTMENTS -- (0.8%)
                                                             FACE
                                                            AMOUNT
                                                            ------
                                                            (000)
 Repurchase Agreement, PNC Capital Markets Inc. 3.87%,
   06/01/01 (Collateralized by U.S. Treasury Notes
   5.75%, 11/30/02, valued at $10,783,159) to be
   repurchased at $10,624,142
   (Cost $10,623,000)..................................   $   10,623       10,623,000
                                                                       --------------
TOTAL INVESTMENTS -- (100.0%) (Cost
  $1,339,118,402)++....................................                $1,424,005,454
                                                                       ==============

--------------------------------------------------------------------------------
   +  See Note B to Financial Statements.
   *  Non-Income Producing Securities
   #  Total or Partial Securities on Loan
  ++  The cost for federal income tax purposes is $1,339,211,805.

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                      STATEMENTS OF ASSETS AND LIABILITIES

                                  MAY 31, 2001

                  (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)

                                  (UNAUDITED)

                                                              THE U.S. LARGE      THE DFA
                                                                CAP VALUE      INTERNATIONAL
                                                                  SERIES       VALUE SERIES
                                                              --------------   -------------
ASSETS:
Investments at Value........................................   $  1,850,225    $  1,424,005
Collateral for Securities Loaned............................         21,221          88,112
Cash........................................................             --              15
Receivables:................................................
    Dividends, Interest, and Tax Reclaims...................          5,006           6,495
    Investment Securities Sold..............................         65,294          11,709
    Fund Shares Sold........................................            356             602
Prepaid Expenses and Other Assets...........................              5               1
                                                               ------------    ------------
    Total Assets............................................      1,942,107       1,530,939
                                                               ------------    ------------

LIABILITIES:
Payables:
    Collateral on Securities Loaned.........................         21,221          88,112
    Investment Securities Purchased.........................         50,994          14,379
    Fund Shares Redeemed....................................            418             312
Accrued Expenses and Other Liabilities......................            310             443
                                                               ------------    ------------
    Total Liabilities.......................................         72,943         103,246
                                                               ------------    ------------

NET ASSETS..................................................   $  1,869,164    $  1,427,693
                                                               ============    ============

SHARES OUTSTANDING, $.01 PAR VALUE
  (Unlimited Number of Shares Authorized)...................    117,289,945     122,136,506
                                                               ============    ============

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE....   $      15.94    $      11.69
                                                               ============    ============

Investments at Cost.........................................   $  1,584,186    $  1,339,118
                                                               ============    ============

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                            STATEMENTS OF OPERATIONS

                     FOR THE SIX MONTHS ENDED MAY 31, 2001
                             (AMOUNTS IN THOUSANDS)
                                  (UNAUDITED)

                                                    THE U.S. LARGE     THE DFA
                                                      CAP VALUE     INTERNATIONAL
                                                        SERIES      VALUE SERIES
                                                    --------------  -------------
INVESTMENT INCOME
  Dividends (Net of Foreign Taxes Withheld of $0
    and $2,516 respectively)......................     $ 16,778        $ 20,961
  Interest........................................           88             580
  Income from Securities Lending..................           55             951
                                                       --------        --------
      Total Investment Income.....................       16,921          22,492
                                                       --------        --------
EXPENSES
  Investment Advisory Services....................          887           1,481
  Accounting & Transfer Agent Fees................          327             392
  Custodian Fees..................................           84             193
  Legal Fees......................................            8               9
  Audit Fees......................................            9               9
  Shareholders' Reports...........................           13              20
  Trustees' Fees and Expenses.....................            4               8
  Other...........................................           55              55
                                                       --------        --------
      Total Expenses..............................        1,387           2,167
                                                       --------        --------
  NET INVESTMENT INCOME (LOSS)....................       15,534          20,325
                                                       --------        --------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENT SECURITIES AND FOREIGN CURRENCY
  Net Realized Gain (Loss) on Investment
    Securities Sold...............................      (30,052)         44,102
  Net Realized Gain (Loss) on Foreign Currency
    Transactions..................................           --            (109)
  Change in Unrealized Appreciation (Depreciation)
    of:
    Investment Securities and Foreign Currency....      350,343         (52,921)
    Translation of Foreign Currency Denominated
      Amounts.....................................           --             487
                                                       --------        --------

  NET GAIN (LOSS) ON INVESTMENT SECURITIES AND
    FOREIGN CURRENCY..............................      320,291          (8,441)
                                                       --------        --------
NET INCREASE (DECREASE) IN ASSETS RESULTING FROM
 OPERATIONS.......................................     $335,825        $ 11,884
                                                       ========        ========

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                      STATEMENTS OF CHANGES IN NET ASSETS
                             (AMOUNTS IN THOUSANDS)

                                  THE U.S.
                                  LARGE CAP          THE DFA INTERNATIONAL
                                VALUE SERIES             VALUE SERIES
                           -----------------------  -----------------------
                           SIX MONTHS      YEAR     SIX MONTHS      YEAR
                              ENDED       ENDED        ENDED       ENDED
                             MAY 31,     NOV. 30,     MAY 31,     NOV. 30,
                              2001         2000        2001         2000
                           -----------  ----------  -----------  ----------
                           (UNAUDITED)              (UNAUDITED)
INCREASE (DECREASE) IN
  NET ASSETS
Operations:
  Net Investment Income
    (Loss)...............  $   15,534   $   38,231  $   20,325   $   34,464
  Net Realized Gain
    (Loss) on Investment
    Securities Sold......     (30,052)     167,552      44,102       51,632
  Net Realized Gain
    (Loss) on Foreign
    Currency
    Transactions.........          --           --        (109)      (1,064)
  Change in Unrealized
    Appreciation
    (Depreciation) of:
    Investment Securities
      and Foreign
      Currency...........     350,343     (153,465)    (52,921)     (89,106)
    Translation of
      Foreign Currency
      Denominated
      Amounts............          --           --         487          (57)
                           ----------   ----------  ----------   ----------
  Net Increase (Decrease)
    in Net Assets
    Resulting from
    Operations...........     335,825       52,318      11,884       (4,131)
                           ----------   ----------  ----------   ----------
Distributions From:
  Net Investment
    Income...............     (10,246)     (36,997)     (3,878)     (33,278)
  Net Realized Gains.....    (167,503)    (310,296)    (53,326)    (100,340)
                           ----------   ----------  ----------   ----------
    Total
      Distributions......    (177,749)    (347,293)    (57,204)    (133,618)
                           ----------   ----------  ----------   ----------
Capital Share
  Transactions (1):
  Shares Issued..........      85,590      394,020      70,923      390,621
  Shares Issued in Lieu
    of Cash
    Distributions........     171,459      344,153      57,204      133,618
  Shares Redeemed........    (281,304)    (495,937)   (208,595)    (493,386)
                           ----------   ----------  ----------   ----------
  Net Increase (Decrease)
    from Capital Share
    Transactions.........     (24,255)     242,236     (80,468)      30,853
                           ----------   ----------  ----------   ----------
    Total Increase
      (Decrease).........     133,821      (52,739)   (125,788)    (106,896)
NET ASSETS
  Beginning of Period....   1,735,343    1,788,082   1,553,481    1,660,377
                           ----------   ----------  ----------   ----------
  End of Period..........  $1,869,164   $1,735,343  $1,427,693   $1,553,481
                           ==========   ==========  ==========   ==========

(1) SHARES ISSUED AND
  REDEEMED:
   Shares Issued.........       5,741       26,884       6,001       31,537
   Shares Issued in Lieu
     of Cash
     Distributions.......      12,624       24,149       4,831       10,630
   Shares Redeemed.......     (19,040)     (33,556)    (17,356)     (39,481)
                           ----------   ----------  ----------   ----------
                                 (675)      17,477      (6,524)       2,686
                           ==========   ==========  ==========   ==========

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                        THE U.S. LARGE CAP VALUE SERIES

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                     SIX MONTHS       YEAR          YEAR          YEAR          YEAR         YEAR
                                       ENDED         ENDED         ENDED         ENDED         ENDED         ENDED
                                      MAY 31,       NOV. 30,      NOV. 30,      NOV. 30,      NOV. 30,     NOV. 30,
                                        2001          2000          1999          1998          1997         1996
                                     ----------    ----------    ----------    ----------    ----------    ---------
                                     (UNAUDITED)
Net Asset Value, Beginning of
  Period...........................  $   14.71     $    17.79    $    18.79    $    18.09    $    15.52    $  13.29
                                     ----------    ----------    ----------    ----------    ----------    --------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss).....       0.13           0.33          0.34          0.31          0.32        0.31
  Net Gains (Losses) on Securities
    (Realized and Unrealized)......       2.69           0.04          0.46          1.71          3.38        2.57
                                     ----------    ----------    ----------    ----------    ----------    --------
  Total from Investment
    Operations.....................       2.82           0.37          0.80          2.02          3.70        2.88
                                     ----------    ----------    ----------    ----------    ----------    --------
LESS DISTRIBUTIONS
  Net Investment Income............      (0.09)         (0.32)        (0.34)        (0.32)        (0.31)      (0.31)
  Net Realized Gains...............      (1.50)         (3.13)        (1.46)        (1.00)        (0.82)      (0.34)
                                     ----------    ----------    ----------    ----------    ----------    --------
  Total Distributions..............      (1.59)         (3.45)        (1.80)        (1.32)        (1.13)      (0.65)
                                     ----------    ----------    ----------    ----------    ----------    --------
Net Asset Value, End of Period.....  $   15.94     $    14.71    $    17.79    $    18.79    $    18.09    $  15.52
                                     ==========    ==========    ==========    ==========    ==========    ========
Total Return.......................      21.07%#         3.06%         4.64%        11.93%        25.31%      22.48%

Net Assets, End of Period
  (thousands)......................  $1,869,164    $1,735,343    $1,788,082    $1,755,907    $1,489,996    $987,942
Ratio of Expenses to Average Net
  Assets...........................       0.16%*         0.16%         0.16%         0.16%         0.18%       0.19%
Ratio of Net Investment Income
  (Loss) to Average Net Assets.....       1.76%*         2.20%         1.80%         1.67%         1.96%       2.37%
Portfolio Turnover Rate............          7%*           26%           43%           25%           18%         20%

------------------

* Annualized

# Non-annualized

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                       THE DFA INTERNATIONAL VALUE SERIES

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                     SIX MONTHS       YEAR          YEAR          YEAR          YEAR          YEAR
                                       ENDED         ENDED         ENDED         ENDED         ENDED         ENDED
                                      MAY 31,       NOV. 30,      NOV. 30,      NOV. 30,      NOV. 30,      NOV. 30,
                                        2001          2000          1999          1998          1997          1996
                                     ----------    ----------    ----------    ----------    ----------    ----------
                                     (UNAUDITED)
Net Asset Value, Beginning of
  Period...........................  $   12.07     $    13.18    $    11.95    $    10.90    $    11.79    $    10.55
                                     ----------    ----------    ----------    ----------    ----------    ----------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss).....       0.07           0.27          0.28          0.22          0.24          0.23
  Net Gains (Losses) on Securities
    (Realized and Unrealized)......      (0.38)         (0.31)         1.29          1.13         (0.67)         1.32
                                     ----------    ----------    ----------    ----------    ----------    ----------
  Total from Investment
    Operations.....................      (0.31)         (0.04)         1.57          1.35         (0.43)         1.55
                                     ----------    ----------    ----------    ----------    ----------    ----------
LESS DISTRIBUTIONS
  Net Investment Income............      (0.03)         (0.26)        (0.31)        (0.27)        (0.22)        (0.23)
  Net Realized Gains...............      (0.04)         (0.81)        (0.03)        (0.03)        (0.24)        (0.08)
                                     ----------    ----------    ----------    ----------    ----------    ----------
  Total Distributions..............      (0.07)         (1.07)        (0.34)        (0.30)        (0.46)        (0.31)
                                     ----------    ----------    ----------    ----------    ----------    ----------
Net Asset Value, End of Period.....  $   11.69     $    12.07    $    13.18    $    11.95    $    10.90    $    11.79
                                     ==========    ==========    ==========    ==========    ==========    ==========
Total Return.......................       0.59%#        (0.51)%       13.27%        12.50%        (3.84)%       14.85%

Net Assets, End of Period
  (thousands)......................  $1,427,693    $1,553,481    $1,660,377    $1,720,249    $1,582,086    $1,356,852
Ratio of Expenses to Average Net
  Assets...........................       0.29%*         0.29%         0.29%         0.29%         0.32%         0.36%
Ratio of Net Investment Income
  (Loss) to Average Net Assets.....       2.75%*         2.13%         2.17%         1.90%         2.09%         2.23%
Portfolio Turnover Rate............          7%*            9%            6%           15%           23%           12%

------------------

* Annualized

# Non-annualized

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY
                         NOTES TO FINANCIAL STATEMENTS
                                  (UNAUDITED)

A. ORGANIZATION:

    The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. The Trust currently offers twenty-four series, of which two (the "Series") are presented in this report.

B. SIGNIFICANT ACCOUNTING POLICIES:

    The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America for investment companies. Such policies are consistently followed by the Series in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

    1. SECURITY VALUATION: Securities held by the Series which are listed on a securities exchange and for which market quotations are readily available are valued at the last quoted sale price of the day, or if there is no such reported sale, at the mean between the most recent bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Unlisted securities for which market quotations are readily available are valued at the mean between the most recent bid and asked prices. Securities for which quotations are not readily available are valued in good faith at fair value using methods approved by the Board of Trustees.

    2. FOREIGN CURRENCY TRANSLATION: Securities and other assets and liabilities of The DFA International Value Series whose values are initially expressed in foreign currencies are translated to U.S. dollars at the mean price of such currency against U.S. dollars last quoted by a major bank. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked to market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

    The DFA International Value Series does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities held whether realized or unrealized.

    Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and foreign withholding taxes recorded on The DFA International Value Series books and the U.S. dollar equivalent amounts actually received or paid.

    3. FEDERAL INCOME TAXES: It is the Series' intention to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal taxes is required in the financial statements.

    4. REPURCHASE AGREEMENTS: The Series may purchase money market instruments subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with The Trust's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on May 31, 2001.

    5. OTHER: Security transactions are accounted for on the date the securities are purchased or sold. Costs used in determining realized gains and losses on the sale of investment securities are those of specific securities sold. Dividend income and distributions to shareholders are recorded on the ex-dividend date. The components of net assets may be adjusted for current period permanent book/tax differences which arose principally from differing book/tax treatment of foreign currency and foreign taxes on capital gains. Interest income is recorded on the accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities. Expenses directly attributable to a Series are directly charged. Common expenses are allocated using methods approved by the Board of Trustees.

    The DFA International Value Series may be subject to taxes imposed by countries in which it invests, with respect to its investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The DFA International Value Series accrues such taxes when the related income or capital gains are earned. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales of foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

C. INVESTMENT ADVISOR:

    Dimensional Fund Advisors Inc. ("DFA" or the "Advisor") provides investment advisory services to the Series. For the six months ended May 31, 2001, the advisory fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.10 of 1% and 0.20 of 1% of average daily net assets for The U.S. Large Cap Value Series and The DFA International Value Series, respectively.

    Certain officers of the Series are also officers, directors and shareholders of the Advisor.

D. PURCHASES AND SALES OF SECURITIES:

    For the six months ended May 31, 2001, the Series made the following purchases and sales of investment securities other than U.S. Government Securities (amounts in thousands):

                                                              PURCHASES     SALES
                                                              ---------   ---------
The U.S. Large Cap Value Series.............................  $ 59,097    $279,950
The DFA International Value Series..........................    52,588     170,289

E. INVESTMENT TRANSACTIONS:

    At May 31, 2001, gross unrealized appreciation and depreciation for federal income tax purposes of investment securities was as follows (amounts in thousands):

                                                             GROSS UNREALIZED   GROSS UNREALIZED
                                                               APPRECIATION       DEPRECIATION        NET
                                                             ----------------   ----------------   ---------
The U.S. Large Cap Value Series............................      $395,501           $(129,631)     $265,870
The DFA International Value Series.........................       291,727            (206,933)       84,794

F. LINE OF CREDIT:

    The Trust, together with other DFA-advised portfolios, has entered into a $50 million unsecured line of credit with its domestic custodian bank. Each series is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million, as long as total borrowings under the line of credit do not exceed $50 million in the aggregate. Borrowings under the line are charged interest at the current overnight federal funds rate plus a variable rate determined at the date of borrowing. Each portfolio is individually, and not jointly liable for its particular advances under the line. There is no commitment fee on the unused portion of the line of credit. Borrowings under the line of credit for The U.S. Large Cap Value Series and The International Value Series during the six months ended May 31, 2001 were as follows:

                                                WEIGHTED        WEIGHTED      NUMBER OF    INTEREST   MAXIMUM AMOUNT
                                                 AVERAGE        AVERAGE         DAYS       EXPENSE    BORROWED DURING
                                              INTEREST RATE   LOAN BALANCE   OUTSTANDING   INCURRED     THE PERIOD
                                              -------------   ------------   -----------   --------   ---------------
The U.S. Large Cap Value Series.............      6.97%        $6,114,395         38       $45,016      $26,555,000
The DFA International Value Series..........      7.25%         3,716,667          6         4,491       11,800,000

    There were no outstanding borrowings under the line of credit with the domestic custodian bank at May 31, 2001.

    The Trust together with other DFA-advised portfolios, has also entered into an additional $25 million unsecured line of credit with its international custodian bank. Each portfolio is permitted to borrow, subject to investment limitations, up to a maximum of $25 million, as long as total borrowings under the line of credit do not exceed $25 million in the aggregate. In addition, the line of credit provides The DFA International Value Series an additional aggregate $100 million borrowing capacity under the same terms and conditions. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused line of credit. The agreement on the line of credit expires in April 2002. There were no borrowings under the line of credit with the international custodian bank for the six months ended May 31, 2001.

G. COMPONENTS OF NET ASSETS:

    At May 31, 2001, net assets consisted of (amounts in thousands):

                                                                   THE U.S. LARGE       THE DFA INTERNATIONAL
                                                                  CAP VALUE SERIES          VALUE SERIES
                                                                  ----------------      ---------------------
Paid-In Capital.............................................        $  1,625,615             $  1,283,817
Accumulated Net Investment Income (Loss)....................               7,777                   18,300
Accumulated Net Realized Gain (Loss)........................             (30,267)                  40,596
Accumulated Net Realized Foreign Exchange Gain (Loss).......                  --                     (109)
Unrealized Appreciation (Depreciation) of Investment
 Securities and Foreign Currency............................             266,039                   84,887
Unrealized Net Foreign Exchange Gain (Loss).................                  --                      202
                                                                    ------------             ------------
Total Net Assets............................................        $  1,869,164             $  1,427,693
                                                                    ============             ============

H. SECURITIES LENDING:

    Loans of domestic securities are required at all times to be secured by collateral at least equal to 102% of the market value of the securities on loan. Loans of international securities are required at all time to be secured by collateral at least equal to 105% of the market value of the securities on loan. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. In the event that the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the option of the lending agent, replace the loaned securities. Such cash collateral for May 31, 2001 was reinvested into overnight repurchase agreements with JPMorgan Securities, UBS Warburg and Fuji Securities, which was in turn collateralized by U.S. Government Treasury Securities. As of May 31, 2001, the market value of securities on loan to brokers, the related collateral cash received, and the value of collateral on overnight repurchase agreements was as follows:

                                                                                                         VALUE OF
                                                              MARKET VALUE OF         VALUE OF         COLLATERAL ON
                                                               SECURITIES ON       COLLATERAL AND       REPURCHASE
                                                                   LOAN            IDEMNIFICATION       AGREEMENTS
                                                              ---------------      --------------      -------------
The U.S. Large Cap Value Series.........................        $19,634,614          $21,221,400        $21,893,097
The DFA International Value Series......................         82,881,220           88,111,915         91,203,269